SECURITIES & EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                      Securities Act of 1933 File #2-10766
                 Investment Company Act of 1940 File #811-123
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

       PRE-EFFECTIVE AMENDMENT NO. ___       / /
       POST-EFFECTIVE AMENDMENT NO. 71       /X/

                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

       AMENDMENT NO.  70                    /X/

                       COMPOSITE BOND & STOCK FUND, INC./1/
- --------------------------------------------------------------------------
               (Exact name of Registrant as specified in Charter)

               601 W. Main Avenue, Suite 801, Spokane, WA  99201
- --------------------------------------------------------------------------
                    (Address of principal executive offices)

                                 1-509-353-3486
- --------------------------------------------------------------------------
               (Registrant's telephone number, including area code)

JOHN T. WEST, CORPORATE SECRETARY
Composite Group of Funds
601 West Main Avenue, Suite 801, Spokane, WA  99201
- ---------------------------------------------------
       (Name and address of agent for service)

It is proposed that this filing will become effective:

[XX]  immediately upon filing pursuant to paragraph (b) of Rule 485
[XX]  on January 26, 1997, pursuant to paragraph (b) of Rule 485
[  ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485
[  ]  on (date) pursuant to paragraph (a)(i) of Rule 485
[  ]  75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[  ]  on (date) pursuant to paragraph (a)(ii) of Rule 485
[  ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
- ------------------------------------------------------------------------------

/1/ This Post-Effective Amendment relates solely to Composite Bond & Stock Fund, Inc. No information contained in Post-Effective Amendments Nos. 67-70, which relate to the redomiciling transaction described below, is amended or superseded hereby. It is anticipated that on or about March 20, 1998 (the "Effective Time"), Composite U.S. Goverment Securities Fund, Composite Income Fund, Composite Cash Managment Company Money Market Fund, Composite Cash Management Company Tax-Exempt Money Market Fund, Composite Tax-Exempt Bond Fund, Composite Northwest Fund and Composite Bond & Stock Fund, the eight initial series of shares of The Composite Funds, a Massachusetts business trust (the "Trust"), will succeed to all of the assets, rights, obligations and liabilities of Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Equity Series, Inc., Composite Cash Management Company Money Market Portfolio, Composite Cash Management Company Tax-Exempt Portfolio, Composite Tax-Exempt Bond Fund, Inc., Composite Northwest Fund, Inc., and Composite Bond & Stock Fund, Inc., respectively. Pursuant to Rule 414 under the Securities Act of 1933, as amended (the "1933 Act"), the Trust intends to adopt the Registration Statement of Composite Bond & Stock Fund, Inc., as its own, effective as of the Effective Time, for all purposes of the 1933 Act and the Investment Company Act of 1940.

                                     PART A
                               TABLE OF CONTENTS

N-1A Item No.                                                    Location

Item 1.     Cover Page ......................................... Cover Page
Item 2.     Synopsis ........................................... Fee Table
                                                                 About this
                                                                   Prospectus
Item 3.     Condensed Financial Information .................... Financial
                                                                   Highlights
                                                                 Performance
                                                                   Information
Item 4.     General Description of the Registrant .............. Cover Page
                                                                 The Funds'
                                                                   Objectives
                                                                 Investment
                                                                   Practices and
                                                                   Risk Factors
                                                                 Investment
                                                                   Restrictions
Item 5.     Management of the Fund ............................. Who We Are
                                                                 The Cost of
                                                                   Good
                                                                   Management
                                                                 How to Buy
                                                                   Shares
Item 6.     Capital Stock and Other Securities ................. Who We Are
                                                                 Distribution
                                                                   of Income and
                                                                   Capital Gains
                                                                 Income Taxes on
                                                                   Dividends and
                                                                   Capital Gains
                                                                 We're Here
                                                                   to Help
                                                                   You
Item 7.     Purchase of Securities Being Offered ............... The Cost of
                                                                   Good
                                                                   Management
                                                                 The Value of a
                                                                   Single Share
                                                                 How to Buy
                                                                   Shares
Item 8.     Redemption or Repurchase ........................... How to Sell
                                                                   Shares
Item 9.     Pending Legal Proceedings ..........................       *



*Not applicable or negative answer

                                     PART B
                               TABLE OF CONTENTS
Item 10.    Cover Page ......................................... Cover Page
Item 11.    Table of Contents .................................. Table of
                                                                   Contents
Item 12.    General Information and History .................... Organization
                                                                   and
                                                                   Authorized
                                                                   Capital
Item 13.    Investment Objectives & Policies ................... See Prospectus
                                                                   page 11
                                                                 Investment
                                                                   Practices
                                                                 Brokerage
                                                                   Allocations
                                                                   and
                                                                   Portfolio
                                                                   Transactions
Item 14.    Management of the Fund ............................. The Funds and
                                                                   Their
                                                                   Management
Item 15.    Control Persons and Principal Holders of Securities. Directors &
                                                                   Officers of
                                                                   the Funds
Item 16.    Investment Advisory and Other Services ............. The Investment
                                                                   Adviser
                                                                 Investment
                                                                   Management
                                                                   Services
                                                                 Distribution
                                                                   Services
                                                                 Custodian
Item 17.    Brokerage Allocation & Other Practices ............. Brokerage
                                                                   Allocations
                                                                   and Portfolio
                                                                   Transactions
Item 18.    Capital Stock and Other Securities ................. Organization
                                                                   and
                                                                   Authorized
                                                                   Capital
                                                                 Voting
                                                                   Privileges
Item 19.    Purchase, Redemption and Pricing of Securities
               Being Offered ................................... How Shares are
                                                                   Valued
                                                                 How Shares Can
                                                                   Be Purchased
                                                                 How to Sell
                                                                   Shares - See
                                                                   Prospectus
                                                                   page 21
                                                                 Exchange
                                                                   Privilege
                                                                 Services
                                                                   Provided
                                                                   by the Funds
                                                                 Specimen Price
                                                                   Make-up
                                                                   Sheet
Item 20.    Tax Status ......................................... Dividends,
                                                                   Capital
                                                                   Gain
                                                                   Distributions
                                                                   and Taxes
Item 21.    Underwriters ....................................... Distribution
                                                                   Services
Item 22.    Performance Information ............................ Performance
                                                                   Information
Item 23.    Financial Statements ............................... Financial
                                                                   Statements
                                                                   and Reports

         Supplement dated January 26, 1998 to the following Prospectus:

                COMPOSITE EQUITY FUNDS (dated February 28, 1997)
                                    Suite 300
                               601 W. Main Avenue
                          Spokane Washington 99201-0613
                Telephone (509) 353-3550 Toll Free (800) 543-8072

The Prospectus is revised as follows (capitalized terms used herein and not otherwise defined have the meanings given them in the Prospectus):

1. The following information replaces the section entitled "Expense information" in the Prospectus:

EXPENSE INFORMATION

     The table below shows the Funds' costs and expenses that an investor will bear both directly or indirectly and how they affect share ownership. Operating expenses are based on the Funds' expenses during the most recent fiscal year.

Shareholder transaction expenses for each Fund:

                                            Class A     Class B
                                            shares      shares
                                           ---------   ---------
Maximum sales charge imposed on
 purchases (as a percentage of
 offering price)                             4.50%       None

Maximum contingent deferred sales
 charge (as a percentage of
 purchase price or redemption proceeds,
  whichever is lower)                        None        4.00%
Redemption fee                               None        None
Exchange fee                                 None        None

Annual fund operating
expenses (as a
percentage of average
net assets)                 Bond & Stock         Growth & Income          Northwest
---------------------      --------------       -----------------        -----------
                          Class A   Class B     Class A   Class B     Class A   Class B
                          shares    shares      shares    shares      shares    shares
                          -------   -------     -------   -------     -------   -------
Advisory fees              0.63%     0.63%       0.63%     0.63%       0.63%1    0.63%1

12b-1 fees                 0.25%2    1.00%       0.25%     1.00%       0.25%     1.00%

Other expenses             0.12%     0.16%       0.17%     0.25%       0.23%     0.33%
                          -------   -------     -------   -------     -------   -------
Total Fund operating
expenses                   1.00%     1.79%       1.05%     1.88%       1.11%1    1.96%1
                          =======   =======     =======   =======     =======   =======

1. Restated to reflect the termination of a waiver of advisory fees. Actual Advisory Fees and Total Fund Operating Expenses were, respectively, 0.57% and 1.05% for Class A shares and 0.57% and 1.91% for Class B shares.

2. Restated to reflect the maximum amount payable under the Fund's Class A Rule 12b-1 plan.

     Sales charge waivers are available under certain circumstances for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The 4.00% contingent deferred sales charge on Class B shares declines over time and is eliminated after four years. There is a $10 charge for redemptions paid by Fed Funds wire, but not for redemptions deposited to your pre-authorized bank account or paid by check.

Example

     You would pay the following expenses on a $1,000 investment in one of the Funds, assuming you receive a 5% annual return and that the Fund's expenses are the same as those shown in the Annual Fund Operating Expenses table above. The 5% figure is a constant rate required for comparative purposes by the Securities and Exchange Commission. The example should not be considered a representation of past or future expenses or performance. Actual results will be greater or less than the illustration.

                            Bond & Stock         Growth & Income          Northwest
                           --------------       -----------------        -----------
                          Class A   Class B     Class A   Class B     Class A   Class B
                          shares    shares      shares    shares      shares    shares
                          -------   -------     -------   -------     -------   -------
Assuming redemption at
the end of each period:

         1 Year             $55       $48         $55       $49         $56       $50

         3 Years            $75       $66         $76       $69         $78       $72

         5 Years            $97       $98        $100      $102        $103      $106

         10 Years          $160      $173        $166      $178        $172      $185

Assuming you keep your
shares and no
redemptions are made:

         1 Year             $55       $18         $55       $19         $56       $20

         3 Years            $75       $56         $76       $59         $78       $62

         5 Years            $97       $98        $100      $102        $103      $106

         10 Years          $160      $173        $166      $178        $172      $185

     Class B shares automatically convert to Class A shares after six years without charge or tax impact. Because of that, years seven through ten reflect Class A operating expenses. Long-term Class B shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. The Class B conversion feature is intended to reduce the likelihood this will occur.

2. The following information supplements the information contained in the section entitled "Financial Highlights" of the Prospectus and has been audited by LeMaster & Daniels PLLC, the Funds' independent public accountants.


                           Year Ended October 31, 1997

                               Bond & Stock         Growth & Income          Northwest
                              --------------       -----------------        -----------
                             Class A   Class B     Class A   Class B     Class A   Class B
                             shares    shares      shares    shares      shares    shares
                             -------   -------     -------   -------     -------   -------
NET ASSET VALUE,
BEGINNING OF YEAR            $14.71    $14.69      $17.26    $17.17      $19.69    $19.45
                             -------   -------     -------   -------     -------   -------
INCOME FROM
INVESTMENT OPERATIONS
Net investment income (loss)   0.50      0.39        0.12     (0.02)      (0.02)    (0.08)

Net gains on securities(both
realized and unrealized)       2.37      2.36        4.98      4.93        8.13      7.85

Total from investment
operations                     2.87      2.75        5.10      4.91        8.11      7.77

LESS DISTRIBUTIONS:
Dividends (from net
investment income)            (0.51)    (0.40)      (0.14)    (0.02)       ----     ----

Distributions
(from capital gains)          (0.94)    (0.94)      (1.21)    (1.21)      (1.88)    (1.88)

Total distributions           (1.45)    (1.34)      (1.35)    (1.23)      (1.88)    (1.88)

NET ASSET VALUE,
END OF YEAR                  $16.13    $16.10      $21.01    $20.85      $25.92    $25.34
                             =======   =======     =======   =======     =======   =======

TOTAL RETURN(1)               20.81%    19.86%      31.24%    30.20%      44.47%    43.17%

RATIOS/SUPPLEMENTAL DATA
Net Assets,
end of year ($1,000's)       $307,018  $46,556     $299,928  $49,994     $256,908  $39,627

Ratio of expenses to
average net assets             0.99%     1.79%       1.05%     1.88%       1.05%     1.91%

Ratio of net income to
average net assets             3.31%     2.48%       0.66%    -0.19%      -0.08%    -0.96%

Portfolio turnover rate          54%       54%         71%       71%         37%       37%

Average commission paid      $0.0561   $0.0561     $0.0581   $0.0581     $0.0557   $0.0557

(1)  Total returns do not reflect sales charges.

For further information, see the financial statements included in the Funds' 1997 annual report, which are incorporated by reference into the Statement of Additional Information.

3. The third paragraph of the section of the Prospectus entitled "Total expenses" is deleted.

4. The following sections are added to the section entitled "Investment prac-tices and risk factors" in the Prospectus:

     BORROWING. A Fund may borrow up to 5% of its assets from banks solely for temporary or emergency purposes. If the Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage. Such borrowings may be considered leverage, which is speculative. Leveraging will magnify declines as well as increases in the net asset value of a Fund's shares.

     RULE 144A SECURITIES. Each of the Funds may not invest in securities restricted as to resale under Federal securities laws, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity of the portfolio securities of a Fund, if and to the extent that the institutional markets become less active. While such conditions are in effect, it could be more difficult to value the shares of a Fund and it could also be more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell illiquid securities on short notice, it would generally be unable to obtain fair market value.

5. The following paragraphs replace the section entitled "Distribution plans" in the Prospectus:

     Each of the Funds has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act applicable, respectively, to Class A and Class B shares of the Fund (each, a "Rule 12b-1 Plan"). Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of .25% of the average daily net assets of each class. In addition, the Distributor is paid an annual fee as compensation in connection with the offering and sale of Class B shares of the Funds at an annual rate of .75% of the average daily net assets of such shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares of the Funds, including payments to the Distributor's representatives or others for selling shares. Because the Distributor may retain any amount of its fee that is not so expended, these Rule 12b-1 Plans are characterized by the Securities and Exchange Commission as "compensation-type" plans.

     In addition to providing for the expenses discussed above, each Rule 12b-1 Plan also recognizes that Composite may use its investment advisory fees or other resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Fund's shares. The Distributor may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Fund, material compensation in the form of mer-chandise or trips. Salespersons and any other person entitled to receive any compensation for selling or servicing Fund shares may receive different compen-sation with respect to one particular class of shares over another. In addition, the Distributor may from time to time pay additional cash compensation or other promotional incentives to authorized dealers or agents who sell shares of the Funds. In some instances, such cash compensation may be offered only to certain dealers or agents, or their registered representatives who have sold or may sell significant amounts of shares of the Funds and/or other "Composite Funds" managed by the Advisor during a specified period of time.

6. The following sentence replaces the first sentence of the section entitled "Who we are -- Distributor" in the Prospectus:

     Composite Funds Distributor, Inc. is the Funds' "Distributor."

7. The following sentence replaces the second paragraph of the section of the Prospectus entitled "How to buy shares -- Other information":

     In the interest of economy and convenience, physical certificates repre-senting Fund shares will not be issued.

8. The following paragraphs replace the second paragraph of the section entitled "How to buy shares -- Net asset value purchases" in the Prospectus:

     The Funds may also offer their shares at NAV to investors who use the sales proceeds from mutual funds advised by Composite or its affiliates (excluding money market funds); to certain retirement plans; and to brokers, dealers or registered investment advisers who have entered into arrangements with the Dis-tributor providing specifically for the shares to be used in particular invest-ment products made available to their clients for which they may charge a separate fee.

                             COMPOSITE EQUITY FUNDS
                                    SUITE 801
                               601 W. MAIN AVENUE
                         SPOKANE, WASHINGTON 99201-0613
              TELEPHONE (509) 353-3550 TOLL FREE (800) 543-8072

A SELECTION OF THREE FUNDS WITH DIFFERENT INVESTMENT OBJECTIVES:
     The Composite Equity Funds provide a diversified selection of investments in stocks, bonds, and other securities:

     COMPOSITE BOND & STOCK FUND, INC. - This Fund, which was established in 1939, is designed to provide continuity of income, conservation of principal, and long-term growth of income and principal. Investments are made in bonds, preferred stocks, common stocks, and convertible bonds.

     COMPOSITE GROWTH & INCOME FUND - The primary objective of this Fund is long-term capital growth. Current income is a secondary consideration. Investments are made in a diversified pool of common stocks and other securities. Established in 1949, this is the second oldest mutual fund in the Composite Group.

     COMPOSITE NORTHWEST FUND, INC. - This Fund seeks long-term growth of capital by investing in common stocks of companies doing business or located in Alaska, Idaho, Montana, Oregon and Washington.

     Please read this Prospectus dated February 28, 1997, and retain it for future reference. It sets forth information about these Funds that a prospective investor should know before investing.

OTHER IMPORTANT INFORMATION
     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SHARES INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     A STATEMENT OF ADDITIONAL INFORMATION ABOUT THE FUNDS, DATED FEBRUARY 28, 1997, IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION. IT IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. YOU MAY OBTAIN A FREE COPY BY CALLING OR WRITING THE FUNDS AT THE LOCATION LISTED IN THE HEADING OF THIS INTRODUCTION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS                                      Page
About this Prospectus.........................  2
Expense information...........................  3
Financial highlights..........................  5
The Funds' objectives......................... 11
Investment practices and risk factors......... 11
Investment restrictions....................... 13
Who we are.................................... 13
The cost of good management................... 14
The value of a single share................... 15
How to buy shares............................. 16
Distribution of income and capital gains...... 19
Income taxes on dividends and
  capital gains............................... 20
Exchanges for other Composite funds........... 20
How to sell shares............................ 21
IRAs & other tax-sheltered
  retirement plans............................ 22
Performance information....................... 22
Reports to shareholders....................... 23
We're here to help you........................ 23

ABOUT THIS PROSPECTUS
     In this publication, you will find basic information about the Composite Equity Funds. Included are such subjects as how to buy and sell shares, as well as details about the Funds' objectives, investment practices and restrictions, and other matters.
     If you are not familiar with mutual funds, investment terminology, or the Composite Group of Funds, you may find it useful to understand the following key words and terms that appear frequently on these pages:

GLOSSARY OF KEY WORDS AND TERMS
     ADVISER. Composite Research & Management Co., which is called the "Adviser" in this Prospectus, is the manager of the Equity Funds and several other Composite mutual funds.
     CLASS A SHARES. All Composite Equity Funds are available in two classes. Class A shares include a sales charge at the time of purchase and annual operating expenses.
     CLASS B SHARES. Class B shares do not have an initial sales charge, but they do have higher operating expenses for six years than Class A shares, and they have a contingent deferred sales charge (see below).
     CONTINGENT DEFERRED SALES CHARGE. If an investor redeems Class B shares within four years of purchase, he or she normally must pay this charge.
     DISTRIBUTOR. Murphey Favre, Inc. distributes the Composite Equity Funds and other Composite mutual funds and is referred to as the "Distributor" in this Prospectus.
     EXCHANGE. This privilege allows shareholders to exchange shares of any Composite fund for the same class of shares of any other Composite fund. There is no fee or additional sales charge for such an exchange.
     FUND. The term "Fund" identifies any one of the three mutual funds offered through this Prospectus. These "Funds" are identified as follows in this document:
     BOND & STOCK. This Fund's objectives are to provide continuity of income, conservation of principal, and long-term growth of both income and principal.
     GROWTH & INCOME. This Fund's primary objective is to provide long-term capital growth by investing in common stocks and other securities. Current income is a secondary consideration.
     NORTHWEST. This Fund invests in common stocks of companies located or doing business in the Northwest states of Alaska, Idaho, Montana, Oregon, and Washington. The primary objective is long-term growth of capital.
     NET ASSET VALUE (NAV). This is the term used in this publication and in daily newspaper financial tables to refer to the value of a single share of a mutual fund.
     REDEMPTION. This refers to the sale of mutual fund shares by an investor. He or she is said to have "redeemed" the shares.
     REPRESENTATIVE. This is the person who is authorized to purchase or sell mutual fund shares on your behalf. Your representative may be an investment representative of Washington Mutual Bank or a registered representative of Murphey Favre, Inc. or a registered representative of another securities dealer.
     STATEMENT OF ADDITIONAL INFORMATION. This is a document that has more detailed information about the Funds than what is in this Prospectus. It is on file with the Securities and Exchange Commission and also is available through the Funds.

EXPENSE INFORMATION
     The table below shows the Funds' costs and expenses that an investor will bear both directly or indirectly and how they affect share ownership. Operating expenses are based on the Funds' expenses during the fiscal year ended October 31, 1996.
     For further information on costs and expenses, please see "The cost of good management" on Page 14.

                                                              CLASS A   CLASS B
SHAREHOLDER TRANSACTION EXPENSES FOR EACH FUND:               SHARES     SHARES
                                                            ---------- ---------
Maximum sales charge imposed on purchases
  (as a percentage of offering price)                         4.50%      None

Maximum contingent deferred sales charge (as a percentage of
  purchase price or redemption proceeds, whichever is lower)  None       4.00%

Redemption fee                                                None       None
Exchange fee                                                  None       None


                      BOND & STOCK       GROWTH & INCOME         NORTHWEST
                  ------------------- -------------------- ---------------------
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                   CLASS A    CLASS B   CLASS A    CLASS B   CLASS A    CLASS B
                   SHARES     SHARES    SHARES     SHARES    SHARES     SHARES
                  ------------------- -------------------- ---------------------
Advisory fees      .63%        .63%      .63%       .63%      .63%       .63%
12b-1 fees         .25%       1.00%      .25%      1.00%      .25%      1.00%
Other expenses     .18%        .23%      .23%       .31%      .20%       .35%
                  --------   -------- ---------- --------- --------- -----------
Total Fund operating
  expenses        1.06%       1.86%     1.11%      1.94%     1.08%      1.98%
                  ========   ======== ========== ========= ========= ===========

     Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The 4% contingent deferred sales charge on Class B shares declines 1% annually to 0% after four years. 12b-1 fees include service fees not to exceed .25% of average net assets with the remainder being reimbursed distribution expenses for Class A shares and distribution fees for Class B shares. Please see "The cost of good management" for further information. There is a $10 charge for redemptions paid by Fed Funds wire, but not for redemptions deposited to your pre-authorized bank account or paid by check.

EXAMPLE
YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT IN ONE OF THE FUNDS, ASSUMING YOU RECEIVE A 5% ANNUAL RETURN AND THAT THE FUND'S EXPENSES ARE THE SAME AS THOSE SHOWN IN THE ANNUAL FUND OPERATING EXPENSES TABLE ON THE PREVIOUS PAGE. THE 5% FIGURE IS A CONSTANT RATE REQUIRED FOR COMPARATIVE PURPOSES BY THE SECURITIES AND EXCHANGE COMMISSION. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL RESULTS WILL BE GREATER OR LESS THAN THE ILLUSTRATION.

                                      BOND & STOCK       GROWTH & INCOME        NORTHWEST
                                   -------------------  ------------------  -------------------
                                    CLASS A   CLASS B    CLASS A  CLASS B    CLASS A   CLASS B
EXPENSES ASSUMING REDEMPTION        SHARES    SHARES     SHARES   SHARES     SHARES    SHARES
AT THE END OF EACH PERIOD:         --------- ---------  -------- ---------  --------- ---------
 1 Year                              $ 55      $ 49       $ 56     $ 50       $ 56      $ 50
 3 Years                             $ 77      $ 68       $ 79     $ 71       $ 78      $ 72
 5 Years                             $101      $101       $104     $105       $102      $107
 10 Years                            $169      $177       $174     $184       $171      $186
EXPENSES ASSUMING YOU KEEP YOUR
SHARES AND NO REDEMPTIONS ARE MADE:
 1 Year                              $ 55      $ 19       $ 56     $ 20       $ 56      $ 20
 3 Years                             $ 77      $ 58       $ 79     $ 61       $ 78      $ 62
 5 Years                             $101      $101       $104     $105       $102      $107
 10 Years                            $169      $177       $174     $184       $171      $186

     Class B shares automatically convert to Class A shares after six years without charge or tax impact. Because of that, years seven through ten reflect Class A operating expenses. Redemption at the end of a full year results in the imposition of the following year's contingent deferred sales charge. Class B expenses assume contingent deferred sales charges as follows: one year, 3%; three years, 1%; five and ten years, 0%. Long-term Class B shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers. The Class B conversion feature is intended to reduce the likelihood this will occur.

FOR FURTHER INFORMATION
* Advisory fees - See "The cost of good management" Page 14 * 12b-1 fees - See "The cost of good management" Page 14 * Sales charge on purchases - See "Buying Class A shares" Page 16 * Contingent deferred sales charge - See "Buying Class B shares" Page 17 * Conversion of Class B shares to Class A - See "Class B conversion feature"
     Page 19

FINANCIAL HIGHLIGHTS
     The tables on the following pages present selected financial information about the Funds, including per share data, expense ratios and other data based on average net assets. This information has been audited by LeMaster & Daniels PLLC, the Funds' independent auditors, whose reports appear in the Funds' annual report. The annual report is incorporated by reference into the Statement of Additional Information.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period) BOND & STOCK - CLASS A SHARES

                                                            ELEVEN
                                                            MONTHS
                                YEARS ENDED OCTOBER 31,     ENDED          YEARS ENDED NOVEMBER 30,
                           ------------------------------- OCT. 31,----------------------------------------
                             1996    1995    1994    1993   1992(4)  1991    1990    1989    1988    1987
                           -------- ------- ------- ------ -------- ------- ------- ------- ------- -------
NET ASSET VALUE,
BEGINNING OF PERIOD....     $13.48  $11.53  $12.23  $11.27  $11.01  $ 9.90  $10.86  $10.08  $ 8.85  $10.26
 INCOME FROM               -------- ------- ------- ------ -------- ------- ------- ------- ------- -------
 INVESTMENT OPERATIONS
 Net Investment Income.       0.52    0.50    0.46    0.48    0.44    0.55    0.53    0.58    0.53    0.52
 Net Gains (Losses) on
  Securities (both realized
  and unrealized)......       1.53    2.02   (0.57)   1.06    0.80    1.10   (0.78)   0.72    1.19   (1.23)
   Total From Investment   -------- ------- ------- ------ -------- ------- ------- ------- ------- -------
   Operations..........       2.05    2.52   (0.11)   1.54    1.24    1.65   (0.25)   1.30    1.72   (0.71)
 Less Distributions        -------- ------- ------- ------ -------- ------- ------- ------- ------- -------
 Dividends (from net
  investment income)...      (0.50)  (0.49)  (0.44)  (0.46)  (0.53)  (0.54)  (0.61)  (0.52)  (0.44)  (0.53)
 Distributions (from
  capital gains).......      (0.32)  (0.08)  (0.15)  (0.12)  (0.45)   0.00   (0.10)   0.00   (0.05)  (0.17)
                           -------- ------- ------- ------ -------- ------- ------- ------- ------- -------
   Total Distributions.      (0.82)  (0.57)  (0.59)  (0.58)  (0.98)  (0.54)  (0.71)  (0.52)  (0.49)  (0.70)
NET ASSET VALUE,           -------- ------- ------- ------ -------- ------- ------- ------- ------- -------
END OF PERIOD .........     $14.71  $13.48  $11.53  $12.23  $11.27  $11.01  $ 9.90  $10.86  $10.08  $ 8.85
                           ======== ======= ======= ====== ======== ======= ======= ======= ======= =======
TOTAL RETURN (1) ......     15.66%  22.55%   -0.90%  13.99%  11.92%  16.96%  -2.29%  13.21%  19.67%  -7.53%
RATIOS/SUPPLEMENTAL
DATA
 Net Assets,
  End of Period ($1,000's) $255,414 $208,592 $191,615 $180,281 $102,523 $66,090 $63,669 $71,771 $69,230 $74,407
 Ratio of Expenses to
  Average Net Assets(2)      0.98%   1.02%   1.06%    1.13%  1.13%(5) 1.14%   1.17%   0.96%   0.87%   1.69%
 Ratio of Net Income to
  Average Net Assets...      3.68%   3.98%   3.97%    4.01%  4.30%(5) 4.90%   5.25%   5.42%   5.35%   4.99%
 Portfolio Turnover Rate       46%     32%     25%      19%    15%(5)   35%     38%     36%     81%     83%
 Average Commission Paid(3)  $0.0632    -       -        -      -        -       -       -       -       -

(1) Total  returns do not  reflect a sales  charge and are not  annualized.  (2)
Ratio of expenses to average net assets include expenses paid indirectly beginning in fiscal 1995.
(3)  Average commission paid disclosure beginning in fiscal 1996.
(4)  Change in Fund's fiscal year-end.
(5)  Annualized.


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)


BOND & STOCK - CLASS B SHARES

                                                     YEARS ENDED    MARCH 30,
                                                     OCTOBER 31,       TO
                                                 -----------------  OCT. 31,
                                                   1996     1995     1994(4)
                                                 -------- --------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $13.47    $11.51   $11.49
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income .........................    0.41      0.39     0.18
Net Gains on Securities
  (both realized and unrealized)...............    1.53      2.03     0.04
                                                 -------- --------  ---------
   Total From Investment Operations............    1.94      2.42     0.22
                                                 -------- --------  ---------
LESS DISTRIBUTIONS
 Dividends (from net investment income)........   (0.40)    (0.38)   (0.20)
 Distributions (from capital gains)............   (0.32)    (0.08)    0.00
                                                 -------- --------  ---------
   Total Distributions.........................   (0.72)    (0.46)   (0.20)
                                                 -------- --------  ---------
NET ASSET VALUE, END OF PERIOD ................  $14.69    $13.47   $11.51
                                                 ======== ========  =========
TOTAL RETURN (1) ..............................   14.73%    21.60%    1.94%
Ratios/Supplemental Data
 Net Assets, End of Period ($1,000's)..........  $22,243   $7,372   $3,362
 Ratio of Expenses to Average Net Assets(2) ...    1.86%    1.84%    1.77%(5)
 Ratio of Net Income to Average Net Assets.....    2.80%    3.10%    3.22%(5)
 Portfolio Turnover Rate.......................      46%      32%      25%
 Average Commission Paid(3) ...................  $0.0632       -        -

(1) Total returns do not reflect a sales charge and are not annualized. (2) Ratio of expenses to average net assets include expenses paid indirectly beginning in fiscal 1995.
(3) Average commission paid disclosure beginning in fiscal 1996. (4) From the commencement of offering of Class B shares.
(5)  Annualized.


FINANCIAL HIGHLIGHTS
(For a share  outstanding  throughout  each  period)  GROWTH  & INCOME - CLASS A
SHARES
                                                         YEARS ENDED OCTOBER 31,
                            -------------------------------------------------------------------------------
                             1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
                            ------- ------- ------- ------- ------- ------- ------- ------ -------- -------
NET ASSET VALUE,
BEGINNING OF YEAR......     $14.65  $12.71  $12.81  $12.02  $11.86  $ 9.18  $12.17  $11.10  $ 9.77  $11.57
 INCOME FROM                ------- ------- ------- ------- ------- ------- ------- ------ -------- -------
 INVESTMENT OPERATIONS
 Net Investment Income.       0.20    0.22    0.18    0.21    0.29    0.29    0.35    0.46    0.35    0.44
 Net Gains (Losses) on
  Securities (both realized
  and unrealized)......       3.16    2.31    0.85    1.10    0.80    2.69   (2.19)   0.96    1.32   (0.45)
                            ------- ------- ------- ------- ------- ------- ------- ------ -------- -------
   Total From Investment
   Operations..........       3.36    2.53    1.03    1.31    1.09    2.98   (1.84)   1.42    1.67   (0.01)
 LESS DISTRIBUTIONS         ------- ------- ------- ------- ------- ------- ------- ------ -------- -------
 Dividends (from net
  investment income)...      (0.21)  (0.19)  (0.18)  (0.21)  (0.34)  (0.30)  (0.50)  (0.35)  (0.29)  (0.55)
 Distributions (from
  capital gains).......      (0.54)  (0.40)  (0.95)  (0.31)  (0.59)   0.00   (0.65)   0.00   (0.05)  (1.24)
                            ------- ------- ------- ------- ------- ------- ------- ------ -------- -------
    Total Distributions.     (0.75)  (0.59)  (1.13)  (0.52)  (0.93)  (0.30)  (1.15)  (0.35)  (0.34)  (1.79)
NET ASSET VALUE,            ------- ------- ------- ------- ------- ------- ------- ------ -------- -------
END OF YEAR ...........     $17.26  $14.65  $12.71  $12.81  $12.02  $11.86  $ 9.18  $12.17  $11.10  $ 9.77
                            ======= ======= ======= ======= ======= ======= ======= ====== ======== =======
TOTAL RETURN (1) ......     23.61%  20.87%    8.55%  11.06%   9.94%  32.69% -16.25%  13.00%  17.36%   0.20%
RATIOS/SUPPLEMENTAL
DATA
 Net Assets,
  End of Year ($1,000's)   $178,331 $130,630 $102,837 $95,229 $81,102 $69,365 $68,297 $72,642 $69,117 $67,933
 Ratio of Expenses to
  Average Net Assets(2)      1.03%   1.07%    1.10%   1.17%   1.10%   1.12%   1.17%   1.06%   0.89%   0.90%
 Ratio of Net Income to
  Average Net Assets...      1.26%   1.62%    1.45%   1.67%   2.37%   2.73%   3.33%   3.88%   3.33%   3.70%
 Portfolio Turnover Rate       52%     39%      34%     54%     18%     26%     37%     37%     45%     71%
 Average Commission Paid(3) $0.0654     -        -       -       -       -       -       -       -       -

(1) Total returns do not reflect a sales charge.
(2) Ratio of expenses to average net assets include expenses paid indirectly beginning in fiscal 1995.
(3) Average commission paid disclosure beginning in fiscal 1996.


FINANCIAL HIGHLIGHTS
(For a share  outstanding  throughout  each  period)  GROWTH  & INCOME - CLASS B
SHARES

                                                                 MARCH 30,
                                                  YEARS ENDED       TO
                                                  OCTOBER 31,    OCT. 31,
                                                --------------------------
                                                 1996      1995    1994(4)
                                                -------  -------- --------
NET ASSET VALUE, BEGINNING OF PERIOD........... $14.59    $12.68   $12.00
Income From Investment Operations               -------  -------- --------
Net Investment Income .........................   0.06      0.11     0.05
Net Gains on Securities
  (both realized and unrealized)...............   3.14      2.31     0.69
                                                -------  -------- --------
   Total From Investment Operations............   3.20      2.42     0.74
LESS DISTRIBUTIONS                              -------  -------- --------
 Dividends (from net investment income)........  (0.08)    (0.11)   (0.06)
 Distributions (from capital gains)............  (0.54)    (0.40)    0.00
                                                -------  -------- --------
   Total Distributions.........................  (0.62)    (0.51)   (0.06)
                                                -------  -------- --------
NET ASSET VALUE, END OF PERIOD ................ $17.17    $14.59   $12.68
                                                =======  ======== ========
TOTAL RETURN (1) .............................. 22.55%     19.95%    6.14%
Ratios/Supplemental Data
 Net Assets, End of Period ($1,000's).......... $22,851   $8,871   $2,082
 Ratio of Expenses to Average Net Assets(2) ...  1.94%     1.91%    1.85%(5)
 Ratio of Net Income to Average Net Assets.....  0.34%     0.69%    0.65%(5)
 Portfolio Turnover Rate.......................    52%       39%      34%
 Average Commission Paid(3) ................... $0.0654       -        -

(1) Total returns do not reflect a sales charge and are not annualized. (2) Ratio of expenses to average net assets include expenses paid indirectly beginning in fiscal 1995.
(3) Average commission paid disclosure beginning in fiscal 1996. (4) From the commencement of offering of Class B shares.
(5)  Annualized.


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
NORTHWEST - CLASS A SHARES

                                                     YEARS ENDED OCTOBER 31,
                            -------------------------------------------------------------------------------
                             1996    1995    1994    1993    1992    1991    1990    1989    1988   1987(4)
                            ------- ------- ------- ------- ------- ------- ------- ------- ------ --------
NET ASSET VALUE,
BEGINNING OF YEAR......     $17.40  $14.30  $14.50  $14.04  $13.45  $ 8.43  $10.18  $ 7.55  $ 6.02  $ 6.15
 INCOME FROM                ------- ------- ------- ------- ------- ------- ------- ------- ------ --------
 INVESTMENT OPERATIONS
 Net Investment Income.       0.03    0.07    0.08    0.07    0.08    0.07    0.08    0.08    0.06    0.07
 Net Gains (Losses) on
  Securities (both realized
  and unrealized)......       2.47    3.10    0.35    0.46    0.69    5.03   (1.76)   2.63    1.52   (0.14)
   Total From Investment    ------- ------- ------- ------- ------- ------- ------- ------- ------ --------
   Operations..........       2.50    3.17    0.43    0.53    0.77    5.10   (1.68)   2.71    1.58   (0.07)
 LESS DISTRIBUTIONS         ------- ------- ------- ------- ------- ------- ------- ------- ------ --------
 Dividends (from net
  investment income)...      (0.03)  (0.07)  (0.08)  (0.07)  (0.07)  (0.08)  (0.07)  (0.08)  (0.05)  (0.06)
 Distributions (from
  capital gains).......      (0.18)   0.00   (0.55)   0.00   (0.11)   0.00    0.00    0.00    0.00    0.00
                            ------- ------- ------- ------- ------- ------- ------- ------- ------ --------
   Total Distributions.      (0.21)  (0.07)  (0.63)  (0.07)  (0.18)  (0.08)  (0.07)  (0.08)  (0.05)  (0.06)
NET ASSET VALUE,            ------- ------- ------- ------- ------- ------- ------- ------- ------ --------
END OF YEAR ...........     $19.69  $17.40  $14.30  $14.50  $14.04  $13.45  $ 8.43  $10.18  $ 7.55  $ 6.02
                            ======= ======= ======= ======= ======= ======= ======= ======= ====== ========
TOTAL RETURN (1) ......      14.54%  22.24%   2.97%   3.82%   5.77%  60.49% -16.68%  36.14%  26.42%  -1.72%
RATIOS/SUPPLEMENTAL
DATA
 Net Assets,
  End of Year ($1,000's)    $176,706 $157,953 $152,622 $168,840 $167,115 $98,754 $42,647 $18,687 $6,994 $6,589
 Ratio of Expenses to
  Average Net Assets(2)       1.08%   1.10%   1.09%   1.09%   1.11%  1.21%    1.45%  1.50%    1.44%   1.36%
 Ratio of Net Income to
  Average Net Assets...       0.16%   0.44%   0.51%   0.48%   0.53%   0.63%   0.72%   0.81%   0.84%   0.48%
 Portfolio Turnover Rate        42%      9%     11%      8%      4%      8%      7%     12%     17%     40%
 Average Commission Paid(3)  $0.0665     -       -       -       -       -       -       -       -       -

(1) Total  returns do not  reflect a sales  charge and are not  annualized.  (2)
Ratio of expenses to average net assets include expenses paid indirectly beginning in fiscal 1995.
(3)  Average commission paid disclosure beginning in fiscal 1996.
(4)  Class A information is presented from November 24, 1986, the date registration became effective under the Investment Company Act of 1940, as amended.


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

NORTHWEST - CLASS B SHARES

                                                  YEARS ENDED    MARCH 30,
                                                  OCTOBER 31,      TO
                                                ---------------  OCT. 31,
                                                 1996     1995    1994(4)
                                                ------   ------ ----------
NET ASSET VALUE, BEGINNING OF PERIOD........... $17.31   $14.28   $14.42
Income From Investment Operations               ------   ------ ----------
Net Investment Income                            (0.08)   (0.05)   (0.02)
Net Gains on Securities
  (both realized and unrealized)...............   2.40     3.08    (0.12)
                                                ------   ------ ----------
   Total From Investment Operations............   2.32     3.03    (0.14)
                                                ------   ------ ----------
LESS DISTRIBUTIONS
 Dividends (from net investment income)........   0.00     0.00     0.00
 Distributions (from capital gains)............  (0.18)    0.00     0.00
                                                ------   ------ ----------
   Total Distributions.........................  (0.18)    0.00     0.00
                                                ------   ------ ----------
NET ASSET VALUE, END OF PERIOD ................ $19.45   $17.31   $14.28
                                                ======   ====== ==========
TOTAL RETURN (1) .............................. 13.54%    21.25%   -0.97%
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period ($1,000's).......... $14,653  $7,083   $3,102
 Ratio of Expenses to Average Net Assets(2) ...  1.98%    1.95%    1.96%(5)
 Ratio of Net Income to Average Net Assets..... -0.76%   -0.45%   -0.39%(5)
 Portfolio Turnover Rate.......................    42%       9%      11%
 Average Commission Paid(3) ................... $0.0665      -        -

(1)  Total returns do not reflect a sales charge and are not annualized.
(2) Ratio of expenses to average net assets include expenses paid indirectly beginning in fiscal 1995.
(3) Average commission paid disclosure beginning in fiscal 1996. (4) From the commencement of offering of Class B shares.
(5)  Annualized.

THE FUNDS' OBJECTIVES
     Composite Research & Management Co., referred to as the "Adviser" in this Prospectus, manages the Funds. The Adviser attempts to maintain Funds that are responsive to changes in economic trends and developments, government actions and regulations, and international monetary conditions. Currently, equity investments are selected from high-quality companies with solid business fundamentals that the Adviser believes have a competitive advantage. Securities may be purchased on a recognized exchange, over-the-counter, or through the NASDAQ system.

     The investment objectives of each Fund are described below. These objectives are fundamental and, therefore, cannot be changed without a majority vote of the Fund's outstanding shares. Other investment practices are not fundamental unless this Prospectus or the Statement of Additional Information state that a particular policy is fundamental. Because risks are involved, there cannot be any assurance a Fund's objectives will be attained.
     BOND & STOCK: This Fund has three objectives: continuity of income, conservation of principal, and long-term growth of both the income and principal. The Fund invests in bonds, preferred stocks, common stocks, and convertible bonds. At least 25% of the Fund's assets are invested in fixed-income securities.

     GROWTH & INCOME: The primary objective of this Fund is to provide long-term capital growth by investing in common stocks and other securities. Current income is a secondary consideration.
     NORTHWEST: This Fund invests with the objective of long-term growth of capital. Common stocks are selected from companies located or doing business in the Northwest states of Alaska, Idaho, Montana, Oregon, and Washington. Under normal circumstances, at least 65% of the Fund's total assets will be invested in companies whose principal executive offices are located in the Northwest.

INVESTMENT PRACTICES AND RISK FACTORS
     The Funds' net asset values per share will fluctuate as the values of the securities they own change. There are many factors that influence fluctuations in the market value of securities owned by the Funds. These include economic trends, government actions and regulations, and international monetary conditions. The price of an individual security can be affected by such factors as poor earnings reports by its issuer, litigation, loss of major customers, or changes particular to its industry. The Funds attempt to limit risk by diversifying investments and by carefully researching securities before they are purchased. Market risks are inherent in investments.

GENERAL
     The Funds may employ the following techniques in addition to the primary investment strategies discussed earlier under "The Funds' objectives."
     MONEY MARKET INSTRUMENTS. The Funds are permitted to invest in money market instruments for temporary or defensive purposes. The money market investments permitted include obligations of the U.S. government and its agencies and instrumentalities; short-term corporate-debt securities; commercial paper, including bank obligations; certificates of deposit; and repurchase agreements.
     REPURCHASE AGREEMENTS. The Funds may temporarily invest cash reserves in repurchase agreements. In a repurchase agreement, a fund buys a security at one price and agrees to sell it back at a higher price. If the seller defaults on its agreement to repurchase the security, the Fund may suffer a loss because of a decline in the value of the underlying debt security.
     Repurchase agreements will be entered into only with brokers, dealers or banks that meet credit guidelines adopted by each Fund's Board of Directors. To limit risk, repurchase agreements maturing in more than seven days will not exceed 10% of a Fund's total assets.

     REAL ESTATE INVESTMENT TRUSTS. The Funds may invest up to 25% of their assets in real estate investment trusts, known as "REITs." Factors influencing the investment performance of REITs include the profitable operation of properties owned, financial condition of lessees and mortgagors, underlying value of the real property and mortgages owned, amount of financial leverage, and amount of cash flow generated and paid out.

     FIXED-INCOME SECURITIES. The Bond & Stock and Growth & Income Funds may invest in bonds of any maturity, including mortgage-backed securities. All fixed-income securities are subject to credit risk, which is dependent on the issuer's ability to maintain timely interest and principal payments. During periods of low interest rates, mortgage-backed securities may be subject to accelerated prepayment and possible reinvestment in securities bearing lower rates of interest.
     Both Funds may also invest in below-investment-grade bonds (sometimes called junk bonds). Any investment of this type may be considered speculative and involve greater risk of default or price change because of changes in the issuer's creditworthiness. The market price of these securities may fluctuate more than higher-rated securities. They also may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. The Bond & Stock and Growth & Income Funds may purchase or sell securities on what is called a "when-issued" or "delayed-delivery" basis. This is done to obtain what is considered to be an advantageous yield or price at the time of the transaction. The Funds may purchase securities in these transactions if payment and delivery are scheduled to take place no more than 120 days in the future.
     The payment obligation and interest rates to be received are fixed at the time the Fund enters into the commitment. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price, if the general level of interest rates has changed. No interest will accrue to the Fund until settlement.
     Each Fund is prohibited from entering into when-issued or delayed-delivery commitments that, in total, exceed 20% of the market value of its total assets minus total liabilities (except for the obligations created by these commitments).
     COVERED CALL OPTIONS. Each of the Funds may write (sell) covered call options. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security. If a Fund sells a covered call option, it becomes obligated to deliver the securities underlying the option if the purchaser chooses to exercise the option before its termination date. In return, the Fund receives a premium from the purchaser which it keeps, regardless of whether the option is exercised. During the option period, the Fund gives up any possible capital appreciation above the agreed-upon price if the market price of the underlying security rises.

     FOREIGN SECURITIES. The Bond & Stock and Growth & Income Funds may invest up to 25% of their assets in U.S. dollar-denominated securities of foreign issuers.
     Investments in foreign securities may involve somewhat different risks, including incomplete or inaccurate financial information, foreign taxes and restrictions, illiquidity, and fluctuations in currency values.

     UNIQUE TO THE NORTHWEST FUND. The Northwest Fund concentrates its investments in companies located or doing business in the Northwest. Because of this, the Fund could be adversely impacted by economic trends within the five-state area. Some of the companies whose securities are held by the Fund may have significant national or international markets for their products and services. Therefore, the Fund's performance could also be affected by national or international economic conditions.

     FOR FURTHER INFORMATION. See the Statement of Additional Information for further information regarding the investment practices summarized in this section.

INVESTMENT RESTRICTIONS
     Although many of the Adviser's decisions depend on flexibility, there are certain principles so fundamental to a Fund that they may not be changed without a vote of a majority of the outstanding shares of that Fund.
     IN ADDITION TO OTHER RESTRICTIONS LISTED IN THE STATEMENT OF ADDITIONAL INFORMATION, EACH FUND MAY NOT:
     1) Invest more than 5%* of its total assets in securities of any single issuer other than U.S. government securities, except that up to 25% of a Fund's assets may be invested without regard to this 5% limitation.
     2) Acquire more than 10%* of the voting securities of any one company. 3) Invest more than 25%* of its total assets in any single industry. 4) Borrow money for investment purposes, although it may borrow up to 5% of its total net assets for emergency, non-investment purposes.

*Percentage at the time the investment is made.

WHO WE ARE

     Composite Bond & Stock Fund, Inc., Composite Equity Series, Inc., and Composite Northwest Fund, Inc. are open-end, diversified, management investment companies. They were incorporated under the laws of the state of Washington on June 22, 1939; August 10, 1949; and May 27, 1986, respectively.
     Each is a "series" company with the ability to add portfolios, called "funds," subject to approval by its Board of Directors. Each currently consists of a single fund using the corporate name except that the Composite Equity Series, Inc. portfolio is named Composite Growth & Income Fund.
     ADVISER. The Funds are managed by Composite Research & Management Co., which is referred to as the "Adviser" in this Prospectus.
     The Adviser has been in the business of investment management since 1944. It currently manages more than $2.3 billion for mutual funds and institutional advisory accounts, including more than $1.4 billion within the Composite Group of Funds.
     The Adviser advises the Funds on investment policies and specific investments. Subject to supervision by each Fund's Board of Directors, the Adviser determines which securities are to be bought and sold. These decisions are based on analyses of the economy, sectors of industry and specific institutions. They are compiled from extensive data provided by some of the country's largest investment firms, in addition to the Adviser's own research.
     William G. Papesh is the president of the Funds and of the Adviser. A team of the Adviser's investment professionals manages the Funds, under supervision of the Adviser's investment committee. The primary portfolio managers are Philip
M. Foreman, CFA, for Growth & Income; Jeffrey D. Huffman, CFA, for Bond & Stock; and David W. Simpson, CFA, for Northwest.
     Mr. Huffman has 12 years of continuous investment experience and has been employed by the Adviser since January 1995. Mr. Foreman has been employed by the Adviser since November 1991 and also has 12 years of continuous investment experience. Mr. Simpson has been employed by the Adviser since March 1993 and has 11 years of continuous investment experience.

     DISTRIBUTOR. Murphey Favre, Inc. is the "Distributor" for these Funds. The Distributor is not a bank. Securities and annuities offered by it are not deposits nor bank obligations, and they are not guaranteed by a bank nor insured by the FDIC. The value of investments may fluctuate, return on investments is not guaranteed, and loss of principal is possible.
     TRANSFER AGENT. Murphey Favre Securities Services, Inc., which serves as the "Transfer Agent," acts as the Funds' shareholder servicing and dividend disbursing agent.

     THE ADVISER, DISTRIBUTOR, AND TRANSFER AGENT, WHOSE ADDRESSES ARE LISTED ON THE BACK COVER, ARE AFFILIATES OF WASHINGTON MUTUAL BANK AND WASHINGTON MUTUAL BANK FSB. THEY ARE ALSO SUBSIDIARIES OF WASHINGTON MUTUAL, INC.
     OTHER IMPORTANT INFORMATION. Each Fund offers two classes of shares, as described in "How to buy shares:"
     Bond & Stock has 300 million authorized shares of capital stock: 200 million Class A and 100 million Class B.
     Growth & Income has 40 million authorized shares: 25 million Class A and 15 million Class B.
     Northwest has 10 billion authorized shares: six billion Class A and four billion Class B.
     The shares do not have preemptive rights, and none has preference as to conversion, exchange, dividends, retirement, liquidation, redemption, or any other feature, except as described in "How to buy shares." The Funds do not normally hold annual shareholder meetings. They may hold shareholder meetings from time to time on important matters. Shares have equal voting rights on corporate matters submitted for shareholder approval, except that each class may vote separately on its distribution plan.
     This Prospectus is consolidated to efficiently present information about the Funds. There is a remote possibility that one Fund might become liable for any misstatement in the Prospectus pertaining to another Fund.

THE COST OF GOOD MANAGEMENT
     Composite Research & Management Co. serves as Adviser under investment management agreements with each Fund. The agreements are renewable every year, subject to the approval of each Fund's Board of Directors or the shareholders themselves.
     BEFORE READING THIS SECTION, YOU MAY FIND IT USEFUL TO TURN BACK TO PAGE 3 TO REVIEW THE SUMMARY ON "ANNUAL FUND OPERATING EXPENSES." THAT PROVIDES AN OVERVIEW OF MUCH OF WHAT IS COVERED IN DETAIL HERE.

ADVISORY FEES
     A fee based on a percentage of average daily net assets is paid to the Adviser for its services. This includes investment management and administrative services and the Adviser's function as an agent for each Fund when paying a portion of the fee to the Distributor and Transfer Agent for their services.
     Advisory fees are calculated daily and paid monthly.
     Each Fund pays advisory fees equal to an annual rate of .625% of its average daily net assets. Fees are reduced to .50% of average daily net assets in excess of $250 million for Bond & Stock and Growth & Income. For Northwest, the rate is reduced to .50% of its net assets over $500 million and up to $1 billion, and to .375% of the excess of the net assets over $1 billion.

DISTRIBUTION PLANS
     Each Fund's Board of Directors has approved and monitors a distribution plan that meets the provisions of Rule 12b-1 under the Investment Company Act of 1940. Each plan is intended to benefit shareholders by stimulating interest in purchasing shares of the Funds and, thus, providing a consistent flow of investment capital. This allows larger and more diversified holdings, as well as economies of scale.
     CLASS A SHARES. The plans authorize each Fund to reimburse the Distributor for direct costs of marketing, selling and distributing Class A shares of that Fund, subject to directors' approval. These costs include service fees, sales literature and prospectuses (other than those provided to current shareholders), compensation to sales people, and other costs of sales and marketing, including state business and occupation tax assessed on the reimbursements. The Distributor pays authorized dealers service fees in consideration for account maintenance and other shareholder services. The fees are equal to an annual rate of .25% of the average daily value of shares in the accounts of the dealer or its customers.
     Reimbursements are not to exceed annual limits of .25% of the Fund's average daily net assets attributable to Class A shares. Unreimbursed expenses which have not been accrued in the current fiscal year may not be recovered in future periods.
     CLASS B SHARES. The plans authorize each Fund to pay the Distributor a distribution fee at an annual rate of .75% of each Fund's average daily net assets attributable to Class B shares and a service fee at an annual rate of
 .25% of such assets. The distribution fee is designed to permit investors to purchase Class B shares without a front-end sales charge. At the same time, this allows compensation to the Distributor in connection with the sale of Class B shares. The service fee covers account maintenance and other shareholder services.
     The Distributor pays authorized dealers service fees at an annual rate of .25% of the average daily value of Class B shares in the accounts of the dealer or its customers.

     Because the Distributor's distribution fee for Class B shares is not tied directly to its expenses, the amount of compensation may be more or less than its actual expenses. For this reason, the Class B distribution plan may be characterized by the staff of the Securities and Exchange Commission as being a "compensation" plan - in contrast to the Class A "reimbursement" plan. The Funds are not liable for any expenses incurred by the Distributor in excess of the amount of compensation it receives.

TOTAL EXPENSES

     Other operating expenses include fees of directors not employed by the Adviser, transfer agent fees, custodial fees, auditing and legal fees, taxes, costs of issuing and redeeming shares, publishing of reports to shareholders, corporate meetings, and other normal costs of running a business.
     The transfer agent fees are for shareholder servicing and dividend disbursing services. You may be required to pay a separate fee if you need special services such as producing and mailing of historical account transcripts.
     Under terms of Northwest's investment management agreement, the Adviser will reimburse the Fund if expenses in any fiscal year are more than 1.50% of average daily net assets up to $30 million, and 1% of net assets over $30 million. Expenses excluded from those calculations include taxes, interest, portfolio brokerage, and the .75% Class B share distribution fee.

THE VALUE OF A SINGLE SHARE
     The Funds calculate the value of their shares at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier. That figure is determined separately for each class by adding the value of its securities and other assets - and then subtracting its liabilities. Next, the resulting figure is divided by the number of shares of the class outstanding. That provides the net asset value per share, which is commonly referred to as "NAV."
     Security valuations are provided by independent pricing sources approved by each Fund's Board of Directors. When such valuations are not available, the Board of Directors will determine how they are to be priced at fair value.

HOW TO BUY SHARES
     Shares are offered at the next NAV that is calculated, plus a sales charge for Class A shares. This section discusses various options you have in purchasing shares of the Funds.
     You may buy shares of the Funds through Murphey Favre, Inc. (the Distributor), Washington Mutual Bank, or through selected securities dealers. The Funds' shares may not be available in all states. With certain exceptions, the minimum initial purchase in a Composite fund is $1,000. IRA accounts may make initial purchases of $500 in any Fund. Subsequent investments should be at least $50.

SYSTEMATIC INVESTMENT PROGRAM
     For your convenience, you may arrange to have monthly purchases automatically deducted from your checking account as part of a systematic investment program. The minimum initial and monthly investments in this program are $50. You can arrange this at the time of application or you can do it later by talking to your Representative or by calling the Funds.

OTHER INFORMATION
     The Funds and the Distributor reserve the right to refuse an order to buy shares.
     In the interest of economy and convenience, physical certificates representing Fund shares will be issued only upon written request to the Fund or by request from your Representative.

A COMPARISON OF CLASS A AND CLASS B SHARES
     Each Fund offers two classes of shares which represent interests in the same portfolio of investments:

     1) Class A shares are sold to investors who pay a sales charge at the time of purchase and who pay ongoing distribution expenses.

     2) Class B shares are sold to investors who do not pay a sales charge at the time of purchase. Instead, they pay higher ongoing distribution expenses for six years. They also may pay a "contingent deferred sales charge" if they redeem their shares within four years of purchase.
     The net income attributable to Class B shares and the dividends payable to Class B shares will be lower because of the higher expenses. Likewise, NAVs of the two classes may be different.
     Class A shares and Class B shares may be exchanged only for shares of the same class of other Composite funds. See "Exchanges for other Composite funds" on Page 20 in this Prospectus.
     Representatives may receive differing compensation for selling or servicing Class A or Class B shares.

     When purchasing shares, investors are encouraged to choose the class of shares that will be best for them. Factors to consider include the purchase amount, the length of time shares are expected to be held, and other individual circumstances.

     Then, this question should be asked: "If I buy Class A or Class B shares for a given length of time, which will give me the lowest cost: Class A's initial sales charge and distribution expenses, or Class B's contingent deferred sales charges and its higher distribution expenses?"
     To assist investors in making that choice, the table on Page 3 provides examples of charges that apply to each class of shares. Normally, Class A shares will be more beneficial to investors who qualify for reduced sales charges, as described below.

BUYING CLASS A SHARES

     The offering price for Class A shares is the next calculated NAV, plus an initial sales charge shown in the table below. Investors also may be entitled to reduced or waived sales charges as discussed following the table. The final column in the table indicates what dealers receive for selling Class A shares.

                                    REALLOWED
                             SALES CHARGE TO DEALERS
                        ------------------    -----------
                          % OF   % OF NET        % OF
PURCHASE OF             OFFERING  AMOUNT       OFFERING
CLASS A SHARES            PRICE  INVESTED       PRICE
- ----------------------  -------- ---------    -----------
Less than $50,000         4.50%    4.71%        4.00%
$50,000 to $100,000       4.00%    4.17%        3.50%
$100,000 to $250,000      3.00%    3.09%        2.50%
$250,000 to $500,000      2.00%    2.04%        1.75%
$500,000 to $1,000,000    1.00%    1.01%        0.75%
$1,000,000 to $2,500,000  0.50%    0.50%        0.40%
$2,500,000 and above      None     None         None*

* See net asset value purchases.

     Example: AN INVESTOR CONSIDERS PUTTING $1,000 INTO A FUND'S CLASS A SHARES. BASED ON THE FIRST COLUMN IN THE ABOVE TABLE, THE INVESTOR WOULD SEE THAT 4.50% OF THE $1,000 WOULD PAY FOR A SALES CHARGE. THE CHARGE WOULD BE $45, WHICH IS 4.71% OF THE NET INVESTMENT OF $955, AS THE NEXT COLUMN SHOWS. THE DEALER SELLING THE SHARES WOULD BE PAID $40 OF THE $45, WHICH IS 4.00% OF $1,000, AS THE LAST COLUMN SHOWS.
     Here is a summary of information on reduced sales charges for which an investor may be qualified. This summary refers to the data in the above table that cover purchases of $50,000 or more.

     CUMULATIVE DISCOUNT. This allows current purchases to qualify for the foregoing discounts by including the value of existing Composite Group investments that were purchased subject to an initial or contingent deferred sales charge. The discount will be based on the amount of the new purchase plus the current offering price of shares owned at the time of the purchase. Those eligible for a cumulative discount include individuals, traditional family units, or trustees purchasing for single fiduciary accounts.
     LETTER OF INTENT. This discount is for purchases made over an extended period. It provides for a cumulative discount on the same basis as explained in the previous paragraph if the following conditions are met: Purchases of Class A shares must be made within a 13-month period that begins no earlier than 90 days before the submission of a letter of intent from the investor to the Funds. For more information about this discount, please contact the Fund offices or a Representative.

     REINVESTMENT. Redemption proceeds of Class A shares that were subject to a sales charge when first purchased may be reinvested in Class A shares within 120 days without incurring another initial sales charge.

     NET ASSET VALUE PURCHASES. Class A shares may be purchased with no initial sales charge, and in any amount, by officers, directors and employees of the Adviser, its affiliates, or officers, directors and employees of companies which have entered into selling agreements with the Distributor. The purchase must be for investment purposes only and may not be resold other than through redemption by the Funds.
     The Funds may also offer their shares at NAV to investors who use the sales proceeds from open-end mutual funds outside the Composite Group of Funds (excluding money market funds); to certain retirement plans; and to brokers, dealers or registered investment advisers who have entered into arrangements with the Distributor providing specifically for the shares to be used in particular investment products made available to their clients for which they may charge a separate fee.
     There is no initial sales charge on Class A purchases of $2.5 million or more.
     The Distributor will pay authorized dealers commissions on certain net asset value purchases as described in the Statement of Additional Information.
     CONSULT A REPRESENTATIVE OR SEE THE STATEMENT OF ADDITIONAL INFORMATION IF YOU THINK YOU MAY QUALIFY FOR ANY OF THESE PURCHASE PLANS.
     YOU MUST NOTIFY THE FUND WHENEVER A REDUCED SALES CHARGE OR NET ASSET VALUE PURCHASE APPLIES TO ENSURE RECEIVING THE SALES CHARGE REDUCTION OR WAIVER.

BUYING CLASS B SHARES
     Class B shares are offered at the next calculated NAV without an initial sales charge. The entire amount of the purchase is invested in the Fund selected. However, Class B shares have higher distribution expenses than Class A shares for six years. Also, if Class B shares are redeemed within four years of purchase, a contingent deferred sales charge generally must be paid.

     Those charges and fees help make it possible for the Funds to sell Class B shares without sales charges at the time of purchase.

     The proceeds from any contingent deferred sales charges are paid to the Distributor to defray expenses for providing distribution services for Class B shares. Examples of such expenses include compensation to sales people and selected dealers. The Distributor currently pays authorized dealers commissions of 4.00% of the price of shares sold by them.
     CONTINGENT DEFERRED SALES CHARGE. Class B shares redeemed within four years of purchase are subject to a contingent deferred sales charge according to the following schedule. The period of ownership for this purpose begins on the first day of the month in which the order for the investment is received. For example, an investment made in March 1997 will be eligible for the second year's charge if redeemed on or after March 1, 1998.

  YEAR OF                               CONTINGENT
 REDEMPTION                              DEFERRED
AFTER PURCHASE                         SALES CHARGE
- -----------------                      -------------
First..................................     4%
Second.................................     3%
Third..................................     2%
Fourth.................................     1%
Fifth..................................     0%
Sixth..................................     0%

     Class B shares purchased prior to January 15, 1996, are subject to a different contingent deferred sales charge schedule which is shown in the Statement of Additional Information.
     The contingent deferred sales charge is calculated by applying the above percentages to whichever of the following is less:

1) The NAV of the redeemed shares at the time they were purchased; or 2) The NAV of the redeemed shares at the time of redemption.
     This means that no contingent deferred sales charge will be charged on any NAV increases above the initial purchase price. Shares are redeemed in the order that results in the lowest possible rate being charged. In view of that, they will be redeemed in this order: 1) Shares from reinvested dividends or capital gain distributions 2) Shares from the earliest purchase

Here is an example:
     AN INVESTOR PURCHASES 100 CLASS B SHARES AT $10 PER SHARE - FOR A TOTAL COST OF $1,000. IN THE SECOND YEAR AFTER THE PURCHASE, THE NAV HAS RISEN TO $12 PER SHARE, AND THE INVESTOR HAS ACQUIRED 10 MORE SHARES THROUGH DIVIDEND REINVESTMENT.
     AT THAT TIME, THE INVESTOR DECIDES TO MAKE THE FIRST REDEMPTION. THE TRANSACTION INCLUDES 50 SHARES AT $12 PER SHARE - FOR A TOTAL OF $600.
     THE FIRST 10 SHARES TO BE REDEEMED WILL NOT BE SUBJECT TO ANY CHARGE BECAUSE OF THE 10 SHARES RECEIVED FROM DIVIDEND REINVESTMENT. SEE ITEM 1) JUST ABOVE THIS EXAMPLE.
     AS FOR THE OTHER 40 SHARES, THE CHARGE WILL BE APPLIED ONLY TO THE ORIGINAL COST OF $10 PER SHARE. THE NAV INCREASE OF $2 PER SHARE WILL NOT BE CONSIDERED. AS A RESULT, $400 OF THE REDEMPTION PROCEEDS (40 X $10) WILL BE CHARGED A RATE OF 3%, WHICH IS THE SECOND-YEAR RATE SHOWN IN THE TABLE ABOVE. THE RESULTING SALES CHARGE WILL BE 3% X $400, WHICH WILL BE $12.
     The contingent deferred sales charge may be waived for redemptions of Class B shares under these circumstances:
     1)  Following  the death or  disability  of a  shareholder,  as  defined in
         Section 72(m)(7) of the Internal Revenue Code
     2) In connection with certain distributions from an IRA or other retirement plan, as described in the Statement of Additional Information
     3) According to the Fund's systematic withdrawal plan - but limited to 12% annually of the value of the Fund account at the time the plan is established
     4) As a result of the right of the Fund to liquidate a shareholder's account as described under "How to sell shares"
     REINVESTMENT. You may reinvest in Class B shares within 120 days of redemption and receive reimbursement credited to your account for any contingent deferred sales charge you previously paid. The reinvested shares will be subject to the holding period of the shares which were originally purchased. This holding period determines any contingent deferred sales charges on subsequent redemptions of the reinvested shares or their conversion to Class A shares as described in the following section. Shares purchased in accounts that have systematic investment programs or systematic withdrawal plans are not eligible for this privilege.

     YOU ARE RESPONSIBLE FOR NOTIFYING THE FUND WHENEVER YOU ARE ENTITLED TO A CONTINGENT DEFERRED SALES CHARGE WAIVER OR REIMBURSEMENT.

     CLASS B CONVERSION FEATURE. Class B shares that remain outstanding for six years will convert to Class A shares of the same Fund. The basis for this will be the relative NAVs of the two classes at the time of conversion.
     Some investors buy shares at several different times and reinvest dividends and capital gains over an extended period. Each time a conversion takes place, a pro-rata portion of Class B shares acquired through the reinvestment of dividends and capital gain distributions also will convert to Class A shares.
     The conversion of Class B shares to Class A shares is subject to the continuing availability of a favorable ruling from the Internal Revenue Service or an opinion of legal counsel that such conversion will not be subject to federal income taxes. There cannot be any assurance that a ruling or opinion will be available. If they should not be available, the conversion of Class B shares to Class A shares would not occur and those shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

DISTRIBUTION OF INCOME AND CAPITAL GAINS

     The Funds distribute dividends from net investment income which is essentially interest and dividends from securities held, minus expenses. They also make capital gain distributions if realized gains from the sale of securities exceed realized losses. Bond & Stock and Growth & Income normally declare and pay dividends near the end of each calendar quarter, when available, and Northwest normally declares and pays dividends annually, when available. The Funds distribute any capital gains annually when available, normally in December.
     You have four choices regarding what you do with dividends and capital gain distributions. You can make your choice at the time of your initial purchase or by contacting the Funds' offices or your Representative. The options include:
     AUTOMATIC REINVESTMENT. Most shareholders elect this procedure. It is automatically effective unless you choose another option. All dividends and capital gain distributions are reinvested into additional shares of the Fund. Automatic reinvestments generally provide the most capital growth.
     REINVEST DIVIDENDS IN ANOTHER COMPOSITE FUND. Income dividends may be automatically invested in the same class of shares of another Composite fund provided shares of that Fund are available in your state of residence.
     CASH PAYMENT OF INCOME AND REINVESTMENT OF ANY CAPITAL GAINS. With this option, dividends are deposited to your pre-authorized bank account or paid by check. Any capital gain distributions are reinvested in additional shares of the Fund.
     CASH PAYMENT OF ALL DISTRIBUTIONS. Dividends and capital gain distributions are deposited to your pre-authorized bank account or paid by check.
     OTHER INFORMATION. Reinvestments of income dividends and capital gain distributions are made at the closing NAV on the day dividends or distributions are deducted from the Fund's assets. There are no initial or contingent deferred sales charges imposed on shares purchased with reinvested dividends or capital gain distributions.
     If you've chosen to receive dividends or capital gain distributions in cash and the U.S. Postal Service cannot deliver your check, the Funds reserve the right to reinvest your check at the then-current NAV and to automatically reinvest subsequent dividends and capital gain distributions in your account. The Funds may also automatically reinvest dividends or distributions of $10 or less.

INCOME TAXES ON DIVIDENDS AND CAPITAL GAINS
     You are responsible for federal income tax (and state and local income taxes, if applicable) on dividends and capital gain distributions. This is true whether they are paid in cash or reinvested in additional shares. You will be advised annually as to the tax status of these dividends and distributions.
     Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions of net long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. If your shares are in an IRA or another qualified retirement plan, you will not have to pay tax on the reinvested amount until funds are withdrawn.
     Each Fund complies with provisions of the Internal Revenue Code applicable to regulated investment companies and distributes its taxable income accordingly. Because of this, the Funds do not anticipate being subject to federal income or excise taxes on earnings they distribute to shareholders.
     Because of tax law requirements, you must provide the Funds an accurate and certified Social Security number or taxpayer identification number to avoid the 31 % "back-up" withholding tax.

EXCHANGES FOR OTHER COMPOSITE FUNDS
     You may exchange shares of any Composite fund for the same class of shares of any other Composite fund. In addition to the Funds described in this Prospectus, there are Composite funds that invest in other types of securities, including: income-generating securities, tax-exempt bonds, U.S. government securities, and money market instruments.

     Contact your Representative or the Fund offices to request a prospectus for the Composite funds that interest you.
     Exchanges are made at the prevailing NAV of the shares being exchanged. No additional sales charge will be incurred when exchanging shares from a fund which imposes an initial or contingent deferred sales charge. Any contingent deferred sales charge on the subsequent sale of Class B shares acquired by exchange will be based on the schedule applicable to the shares which were given in exchange. Shares exchanged from Composite Cash Management Company will be subject to the acquired fund's sales charge unless the shares given in exchange were previously exchanged from a Composite fund that imposes an initial or contingent deferred sales charge.
     All exchanges are subject to the minimum investment requirements of the Composite fund being acquired and to its availability for sale in your state of residence. You may arrange for automatic monthly exchanges. The Funds reserve the right to refuse any order for the purchase of shares, including those by exchange. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund and, consequently, may be disallowed.

HOW TO SELL SHARES

     You may redeem shares at any time. The price paid per share will be the next NAV that is calculated. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier. Contingent deferred sales charges, if applicable, will be deducted upon redemption of Class B shares.
     TELEPHONE. You may authorize telephone transactions on your Fund account application or by contacting the Fund offices or your Representative.
     Provided you have pre-authorized these transactions, you may redeem or exchange shares by telephoning 1-800-543-8072. You may also request these transactions through your Representative. Proceeds may be directed to a pre-authorized bank or brokerage account or to the address of record for the account.

     It may be difficult to reach the Fund offices by telephone during periods of unusual economic or market activity. Please be persistent if this occurs. The Transfer Agent is committed to extending its availability beyond regular 7 a.m. to 6 p.m. (Pacific time) customer service hours during such periods. Calls requesting telephone redemption or exchanges during periods of unusual market activity that are received after business hours will be recorded and returned in the order they were received.

     For protection, telephone instructions are verified. This is done by requesting personal shareholder information, providing written confirmations of each telephone transaction, and recording telephone instructions. The Transfer Agent may require a Letter of Authorization, other documents, or authorization from your Representative to initiate telephone redemptions of $25,000 or more that are not directed to your pre-authorized bank or brokerage account. If reasonable procedures are used, neither the Transfer Agent nor the Funds will be liable for following telephone instructions which they reasonably believe to be genuine. Shareholders assume the risk of any losses in such cases. However, the Transfer Agent or the Funds may be liable for any losses because of unauthorized or fraudulent telephone instructions if reasonable procedures are not followed.

     WRITTEN REQUEST. Redemptions also may be requested by writing the Fund offices. Written requests may require a signature guarantee, as discussed below, and the return of any outstanding stock certificates. Changes in pre-authorized redemption instructions or your account registration also require signature guarantees. For your protection, the signature(s) must be guaranteed by an officer of a U.S. bank belonging to the Federal Reserve System, a member of the Stock Transfer Association Medallion Program, or a member of the National Association of Securities Dealers.

     PROMPT PAYMENT. Payment normally will be made on the next business day after the transaction, but no later than seven days after unless you recently purchased Fund shares by check. In that case, redemption proceeds may be delayed until the Transfer Agent is reasonably satisfied that the check has been collected. Generally this occurs within 14 days. Redemption proceeds will be sent by check or Automated Clearing House transfer to your bank account without charge. Wire redemption proceeds may be subject to a $10 fee. The receiving bank also may charge a fee.
     SYSTEMATIC WITHDRAWAL PLAN. Shareholders may choose to receive specific cash withdrawals on a periodic basis. A $5,000 minimum balance is required to establish a systematic withdrawal plan in a Fund account. Shares of the Fund will be redeemed to provide the requested payment. Naturally, withdrawals that continually exceed dividend income and capital gains will eventually exhaust the account.
     Class B shareholders may use a systematic withdrawal plan to redeem up to 12% annually of the value of the Fund account, measured at the time the plan is established, without incurring a contingent deferred sales charge.
     OTHER CONSIDERATIONS. It is costly to maintain small accounts. Because of this, an account may be closed after 90 days advance, written notice if the total account value falls below $700 ($500 in an IRA account) when any transfer or redemption is made. Shares will be redeemed at the next calculated NAV on the day the account is closed. To prevent an account closure, investors may increase holdings to a minimum of $700 during the 90-day grace period.

IRAS AND OTHER TAX-SHELTERED RETIREMENT PLANS

     Shares in the Funds are particularly appropriate for many retirement plans, including IRAs. Retirement plan contributions are tax deductible in some cases, and earnings compound on a tax-deferred basis until withdrawn.
     From time to time, Murphey Favre or its affiliates may offer "IRA bonuses" on IRA rollovers and transfers to IRA accounts maintained by them. The Funds do not pay any portion of these bonuses. The products purchased through these rollovers and transfers may include the Composite Group of Funds. This payment may be considered a reduction in the Distributor's sales charge.
     Information about IRAs and other qualified retirement plans is available from the Fund offices or your Representative.

PERFORMANCE INFORMATION
     While past results are not necessarily indicative of future performance, history provides a basis for comparisons of mutual fund investment strategies and their execution. Among the factors that influence the Equity Funds' performance are the type and quality of investments, operating expenses, and the net amount of new money coming into the Funds.
   Pertinent information follows:
     AVERAGE ANNUAL TOTAL RETURN. "Average annual total return" shows the change in value of an investment in a Fund over a stated period as a steady compound rate of return. The calculation assumes reinvestment of dividends and capital gain distributions and payment of the maximum initial sales charge for Class A shares or the applicable contingent deferred sales charge for Class B shares.

     NON-STANDARDIZED TOTAL RETURNS. These "non-standardized total returns" differ from average annual total returns for the following reasons: First, they may relate to non-standard periods; second, they may represent cumulative (rather than average) total return and third, sales charges may not be deducted.

     OTHER INFORMATION. Each Fund will include performance data for both Class A and B shares in any advertisement or promotional material presenting performance data of that Fund.
     Management has included a discussion of the Funds' performance in their annual report, which is available upon request and without charge by calling the Fund offices.
     The Funds may quote performance results from recognized services and publications that monitor the performance of mutual funds. Included, too, may be comparisons of their performance with various published, historical indices.

     THE FUNDS' PERFORMANCE IS NOT FIXED NOR IS THE PRINCIPAL GUARANTEED. ASSET VALUES FLUCTUATE DAILY SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANNUALIZATION OF RATES SHOULD NOT BE INTERPRETED AS AN INDICATION OF A FUND'S ACTUAL PERFORMANCE IN THE FUTURE.

REPORTS TO SHAREHOLDERS
     Shareholders   receive   semiannual  and  annual  reports.   The  financial
statements in the annual reports are audited by independent accountants.

     Shareholders whose accounts are directly with the Funds receive statements at least quarterly. These statements show account transactions, the total number of shares owned, and any dividends or distributions paid. Shareholders also receive written confirmation soon after each transaction which is not a dividend reinvestment, systematic investment program purchase, or systematic withdrawal plan redemption.

WE'RE HERE TO HELP YOU
     Any inquiries you may have about these Funds or your account should be directed to the Funds at the address or telephone number on the front page and back cover of this Prospectus. We will be glad to answer your questions.

                    For further information, please contact:

                                  FUND OFFICES
                          601 W. Main Avenue, Suite 801
                             Spokane, WA 99201-0613
                              Phone: (509) 353-3550
                            Toll free: (800) 543-8072

                                     ADVISER
                       Composite Research & Management Co.
                          1201 Third Avenue, Suite 1400
                             Seattle, WA 98101-3015

                                   DISTRIBUTOR
                               Murphey Favre, Inc.
                          1201 Third Avenue, Suite 780
                             Seattle, WA 98101-3015

                                    CUSTODIAN
                        Investors Fiduciary Trust Company
                               127 W. 10th Street
                           Kansas City, MO 64105-1716

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             LeMaster & Daniels pllc
                       601 W. Riverside Avenue, Suite 800
                             Spokane, WA 99201-0614


                                     COUNSEL
                   Paine, Hamblen, Coffin, Brooke & Miller llp
                        717 W. Sprague Avenue, Suite 1200
                             Spokane, WA 99204-0464

                               BOARD OF DIRECTORS

                             Wayne L. Attwood, M.D.
                                Kristianne Blake
                                 Anne V. Farrell
                                Michael K. Murphy
                                William G. Papesh
                               Daniel L. Pavelich
                                   Jay Rockey
                                Richard C. Yancey


                                 COMPOSITE GROUP

                                     EQUITY
                                      FUNDS

                                COMPOSITE BOND &
                                STOCK FUND, INC.

                         COMPOSITE GROWTH & INCOME FUND

                                   COMPOSITE
                                   NORTHWEST
                                   FUND, INC.


                                   PROSPECTUS

                                  FEBRUARY 28,
                                      1997


                                      LOGO

              Supplement dated January 26, 1998 to the following
                      Statements of Additional Information:

                COMPOSITE EQUITY FUNDS (dated February 28, 1997)

                                    Suite 300
                               601 W. Main Avenue
                          Spokane Washington 99201-0613
                Telephone (509) 353-3550 Toll Free (800) 543-8072

The Statement of Additional Information is revised as follows (all capitalized terms not specifically defined in this Supplement are defined as set forth in each of the above-referenced Statement of Additional Information):

1. The financial statements and "Report of Independent Accountants" contained in the Composite Equity Funds' 1997 Annual Report, filed with the Securities and Exchange Commission on December 29, 1997 are incorporated by reference into the Composite Equity Funds' Statement of Additional Information.

2. The following sentence replaces the sixteenth investment restriction in the Equity Funds' Statement of Additional Information under the section entitled "Investment Restrictions":

     Each Fund may NOT:

          - buy securities restricted as to resale under federal securities laws (other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended).

3. The following paragraphs replace the first two paragraphs, and the first two sentences of the third paragraph, of the section entitled "Distribution Ser-vices -- 12b-1 Plan" in the Statement of Additional Information:

     Each of the Funds has distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable, respectively, to Class A and Class B shares of the Fund (each, a "Rule 12b-1 Plan"). Under the applicable Rule 12b-1 Plans, the Distri-butor receives a service fee at an annual rate of .25% of the average daily net assets of each class. In addition, the Distributor is paid an annual fee as compensation in connection with the offering and sale of Class B shares of the Funds at an annual rate of .75% of the average daily net assets of such shares.

These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares of the Funds, including payments to the Distributor's representatives or others for selling shares. Because the Distributor may retain any amount of its fee that is not so expended, these Rule 12b-1 Plans are characterized by the Securities and Exchange Commission as "com-pensation-type" plans.
     In addition to providing for the expenses discussed above, each Rule 12b-1 Plan also recognizes that Composite may use its investment advisory fees or other resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Fund's shares. The Distributor may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Fund, material compensation in the form of mer-chandise or trips. Salespersons and any other person entitled to receive any compensation for selling or servicing Fund shares may receive different compen-sation with respect to one particular class of shares over another. In addition, the Distributor may from time to time pay additional cash compensation or other promotional incentives to authorized dealers or agents who sell shares of the Funds. In some instances, such cash compensation may be offered only to certain dealers or agents, or their registered representatives who have sold or may sell significant amounts of shares of the Funds and/or other "Composite Funds" managed by the Advisor during a specified period of time.

4. The following sentence is added to the beginning of the section entitled "Distribution Services" in the Statement of Additional Information:

     Composite Funds Distributor, Inc. is the Funds' "Distributor."

5. The following paragraph replaces the paragraph in the Statement of Additional Information under the section "The Funds and Their Management -- Bond & Stock and Growth & Income":

     In payment for its services, the Adviser receives a monthly fee equal to .625% per annum computed on the average daily net assets of each Fund; should average daily net assets exceed $250 million, the fee will decrease to .50% of such assets. Bond & Stock paid fees of $1,912,341, $1,555,733 and $1,230,409 for the fiscal years ended October 31, 1997, 1996 and 1995, respectively. Growth & Income paid fees of $1,630,777, $1,065,507 and $738,064, respectively, to the Adviser during the fiscal years ended October 31, 1997, 1996 and 1995.

6. The following paragraph replaces the first paragraph in the Statement of Additional Information under the section "The Funds And Their Management -- Northwest":

     In payment for its services, the Adviser receives a monthly fee equal to .625% per annum computed on the average daily net assets to $500 million. Fees paid to the Adviser, before expense reimbursements in effect prior to January 1, 1998, during the fiscal years ended October 31, 1997, 1996 and 1995 amounted to $1,538,183, $1,123,204 and $973,877, respectively.

7. The following persons (with their birthdays shown in parentheses) have been elected to the Boards of Directors of the Composite Funds, and the following paragraphs are added to the Statement of Additional Information under the section "Directors and Officers of the Funds":

     Arthur H. Bernstein, Esq. (6/8/25)
     Director
     11661 San Vincente Blvd., #405
     Los Angeles, California  90049

     Mr. Bernstein is President of Bancorp Capital Group, Inc. and President of Bancorp Venture Capital, Inc. since 1988. He has been a Trustee of Sierra Trust Funds since 1989.

     David E. Anderson (11/17/26)
     Director
     17960 Seabreeze Drive
     Pacific Palisades, California  90272

     Retired, Former President & CEO GTE California, Inc. Currently involved in the following charitable organizations as a director on the following boards:
Board Chairman, Children's Bureau Foundation; Board member, Upward Bound House of Santa Monica; Past Campaign Chairman of United Way; Past Chairman, Los Angeles Area Chamber of Commerce. Holds BSEE degree from Iowa State.

     Edmond R. Davis, Esq. (9/24/28)
     Director
     550 South Hope Street, 21st Floor
     Los Angeles, California  90071-2604

     Partner, Brobeck, Phleger & Harrison. Joined the firm as a Partner in 1987 and is responsible for estate planning, and trusts and estate matters in the Los Angeles office.

     John W. English (3/27/33)
     Director
     50 H New England Ave.
     P.O. Box 640
     Summit, New Jersey  07902-0640

     Retired Vice President and Chief Investment Officer, the Ford Foundation (a non-profit charitable organization). Chairman of the Board and Director, The China Fund, Inc. (a closed-end mutual fund). Director, The Northern Trust Com-pany's Benchmark Funds (an open-end mutual fund).

     Alfred E. Osborne, Jr. Ph.D. (12/7/44)
     Director
     110 Westwood Plaza, Suite C305
     Los Angeles, California  90095-1481

     University professor, researcher and administrator at UCLA since 1972. Director, Times Mirror Company, ReadiCare, Inc., United States Filter Corpora-tion, Nordstrom, Inc., Seda Specialty Packing Corporation and Greyhound Lines, Inc. Independent general partner, Technology Funding Venture Partners V. Governor of the National Association of Securities Dealers, Inc.

8. The following paragraphs replace the portion of the section entitled "Directors and Officers of the Funds" of the Statement of Additional Information beginning immediately following the list of Directors and Officers of the Funds:

     The Funds paid no remuneration to any of its officers, including Mr. Papesh, during the fiscal year ended October 31, 1997. The Funds and other Funds within the Composite Group paid directors' fees during the fiscal year ended October 31, 1997, in the amounts indicated below:

Director                      Bond & Stock   Growth & Income   Northwest   Total Complex(1)
---------------------         ------------   ---------------   ---------   ----------------
Wayne L. Attwood, MD             $1,250          $1,250         $1,250         $15,000

Kristianne Blake                 $1,333          $1,333         $1,333         $15,000

*Anne V. Farrell                 $ 0             $ 0            $ 0            $ 0

*Michael K. Murphy               $ 0             $ 0            $ 0            $ 0

Edwin J. McWilliams              $  167          $  167         $  167         $ 1,837

Daniel L. Pavelich               $1,000          $1,000         $1,000         $11,000

Jay Rockey(2)                    $1,208          $1,208         $1,208         $15,000

Richard C. Yancey                $1,125          $1,125         $1,125         $14,000

Arthur H. Bernstein, Esq.(3)     $ 0             $ 0            $ 0            $ 0

David E. Anderson(3)             $ 0             $ 0            $ 0            $ 0

Edmond R. Davis, Esq.(3)         $ 0             $ 0            $ 0            $ 0

John W. English(3)               $ 0             $ 0            $ 0            $ 0

Alfred E. Osborne, Jr. Ph.D.(3)  $ 0             $ 0            $ 0            $ 0

     (1) Each Director serves in the same capacity with each fund within the Composite Group (eight companies) comprising 11 individual investment port-folios. In addition, effective December 23, 1997 each of the Directors serves in the same capacity of each Fund advised by various affiliates of Composite. "Total Complex" compensation relates solely to Funds advised by Composite during the fiscal year ended October 31, 1997.

     (2) Mr. Rockey is Chairman of the Rockey Company, a public relations firm which has received revenue from the Funds and Washington Mutual, Inc., parent company of the Adviser and Distributor, during the 1997 fiscal year.

     (3) Each indicated Director received no compensation during the fiscal year ended October 31, 1997 because each Trustee was not elected to the Composite Funds Boards of Directors until December 23, 1997.

     * Denotes an individual who is an "interested person" as defined in the Investment Company Act of 1940.

     As of December 31, 1998, officers, directors and their immediate families as a group owned of record and beneficially less than 1% of the outstanding shares of each Fund. The Retirement Savings and Investment Plan of Washington Mutual, Inc. owned of record 1,419,622 shares of Bond & Stock, 3,677,591 shares of Growth & Income, and 871,372 shares of Northwest for the benefit of plan par-ticipants. These shares amounted to 5.8%, 20.5% and 6.5%, respectively, of each Fund's outstanding shares. The Retirement Savings and Investment Plan retains voting rights to these shares.

     *These directors are considered "interested persons" of the Funds as that term is defined in the Investment Company Act of 1940, because they are either affiliated persons of the Funds, their Adviser, or Distributor.

9. The following three paragraphs replace the third, fourth and fifth para-graphs of the section of the Statement of Additional Information entitled "Dis-tribution Services -- 12b-1 Plan":

     Bond & Stock, Growth & Income and Northwest reimbursed the Distributor in the amounts of $701,288, $563,809, and $537,269, respectively, for distribution expenses incurred on behalf of Class A shares during fiscal 1997. Of this amount, $431,891, $340,825, and $246,856 was paid on behalf of Bond & Stock, Growth & Income and Northwest to sales personnel of the Distributor and to selected dealers for their shareholder servicing activities and $269,397, $222,984 and $290,413, respectively, was paid for other advertising expenses.

     During fiscal years 1996 and 1995, Bond & Stock reimbursed the Distributor $394,279 and $356,379, respectively; Growth & Income reimbursed the Distributor $265,579 and $203,566, respectively; and Northwest reimbursed the Distributor $360,642 and $279,851, respectively for distribution expenses related to Class A shares.

     During fiscal years 1997, 1996 and 1995, Bond & Stock compensated the Distributor in the amounts of $334,855, $148,688 and $46,435, respectively; Growth & Income compensated the Distributor in the amounts of $365,290, $151,222 and $49,988, respectively; and Northwest compensated the Distributor in the amounts of $247,630, $106,606 and $49,126, respectively, for distribution expenses related to Class B shares.

10. The following four paragraphs replace the third through sixth paragraphs of the section of the Statement of Additional Information entitled "Distribution Services -- Distributor":

     During the 1997, 1996 and 1995 fiscal years, the Distributor received $885,598, $1,064,004 and $471,479, respectively, for the sale of Bond & Stock Class A shares. The Distributor retained $710,403, $1,047,926 and $471,445, respectively, for the same time periods, with the balance paid to dealers for their sales of Bond & Stock Class A shares.

     During the 1997, 1996 and 1995 fiscal years, the Distributor received $825,142, $586,437 and $384,766, respectively, for the sale of Growth & Income Class A shares. The Distributor retained $666,246, $563,398 and $384,647, re-spectively, for the same time periods, with the balance paid to dealers for their sales of Growth & Income Class A shares.

     During the fiscal years 1997, 1996 and 1995 the Distributor received $799,120, $517,022 and $348,729, respectively, for the sale of Northwest Class A shares. The Distributor retained $551,530, $465,694 and $337,189, respectively, for the same time periods, with the balance paid to dealers for their sales of Northwest Class A shares.

     The Distributor has not received any earnings or profits from the redemp-tion of Class A shares. During the fiscal year ended October 31, 1997, the Dis-tributor received contingent deferred sales charge payments of $63,218, $63,310 and $37,195 upon redemption of Class B shares of Bond & Stock, Growth & Income, and Northwest, respectively. No brokerage fees were paid by the Funds to the Distributor during the year, but the Distributor may act as broker on portfolio purchases and sales should it become a member of a securities exchange.

11. The following paragraph replaces the second paragraph of the section of the Statement of Additional Information entitled "Distribution Services -- Transfer Agent":

     During the 1997, 1996 and 1995 fiscal years, Bond & Stock paid $235,936, $222,913 and $194,112, respectively, for these services. During fiscal years 1997, 1996 and 1995, Growth & Income paid $245,357, $193,784 and $142,648, res-
pectively. Northwest paid $347,561, $320,799 and $292,144, respectively, for these services.

12. The following sentence replaces the second sentence of the first paragraph of the section of the Statement of Additional Information entitled "Dividends, Capital Gain Distributions and Taxes":

     Each Fund so qualified during the 1997 fiscal year.

13. The following sentence and the accompanying table replaces the second paragraph and the accompanying table in the section of the Statement of Additional Information entitled "Investment Practices -- Bond & Stock":

     The average ratings of all debt securities held by the Fund, expressed as a percentage of total assets, during the fiscal year ended October 31, 1997 is presented below:

                                          Percentage of Average
                 S&P Rating                   Total Assets
            ---------------------         ---------------------
             AAA (or US Treasury)                  24%
             AA                                     0%
             A                                      1%
             BBB                                    6%
             BB                                     2%
             B                                      2%
             Not Rated                              1%

14. The following tables and accompanying footnotes replace the tables in the section of the Statement of Additional Information entitled "Performance Infor-mation":

                                         Periods Ended October 31, 1997

Average Annual Total Return              1 Year     5 Years    10 Years
---------------------------             --------   ---------   --------

Bond & Stock, Class A                    15.37%      13.06%      11.99%
Bond & Stock, Class B                    16.86%      15.82%*
Growth & Income, Class A                 25.34%      17.69%      13.85%
Growth & Income, Class B                 27.20%      21.65%*
Northwest, Class A                       37.95%      15.60%      17.53%*
Northwest, Class B                       40.17%      20.29%*

Cumulative Total Return
-----------------------
Bond & Stock, Class A                    15.37%      84.07%     207.81%
Bond & Stock, Class B                    16.86%      69.70%*
Growth & Income, Class A                 25.34%     125.79%     261.27%
Growth & Income, Class B                 27.20%     102.76%*
Northwest, Class A                       37.95%     106.44%     402.71%
Northwest, Class B                       40.17%      94.66%*

*Class B shares total returns from the commencement of public offering on March 30, 1994.

15. The following table replaces the table following the fifth paragraph under the section of the Statement of Additional Information entitled "Brokerage Allo-cations and Portfolio Transactions":

                 Total Brokerage Commissions Paid by each Fund:

                  Bond & Stock      Growth & Income      Northwest
                 --------------    -----------------    -----------
1997                $307,372           $502,688           $ 98,599

1996                $199,663           $292,486           $123,164

1995                $137,742           $163,180           $ 37,280


16. The following Specimen Price Make-Up Sheet will replace Appendix A of the Statement of Additional Information in its entirety:

                                   APPENDIX A

                          SPECIMEN PRICE MAKE-UP SHEET

                        COMPOSITE BOND & STOCK FUND INC.
                              GROWTH & INCOME FUND
                            COMPOSITE NORTHWEST FUND
                                October 31, 1997


                          BOND & STOCK     GROWTH & INCOME       NORTHWEST
                         --------------   -----------------    -------------

Assets                    $356,121,022      $357,313,715       $297,983,813

Liabilities               $  2,547,271      $  7,391,347       $  1,449,129
                          ------------      ------------       ------------
Net Assets                $353,573,751      $349,922,358       $296,534,684
                          ============      ============       ============

CLASS A SHARES

Net Assets                $307,017,592      $299,928,414       $256,908,052

Shares Outstanding        $ 19,030,734      $ 14,278,462       $  9,912,061

Net Asset Value
 Per Share                $   16.13         $   21.01          $   25.92
                          ============      ============       ============
Maximum Offering Price
(Net Asset Value
Per Share /955/1000)      $   16.89         $   22.00          $   27.14
                          ============      ============       ============

CLASS B SHARES

Net Assets                $ 46,556,159      $ 49,993,944       $ 39,626,632

Shares Outstanding        $  2,892,519      $  2,367,638       $  1,563,580

Net Asset Value and
 Offering Price Per Share $   16.10         $   20.85          $   25.34
                          ============      ============       ============

                                                                    STATEMENT OF
                                                                      ADDITIONAL
                                                                     INFORMATION
                                                               FEBRUARY 28, 1997


                             COMPOSITE EQUITY FUNDS
                               601 W. Main Avenue
                                    Suite 801
                             Spokane, WA 99201-0613
                             Telephone: 509-353-3550
                             Toll free: 800-543-8072

COMPOSITE BOND & STOCK FUND, INC. ("Bond & Stock") is designed to provide both income and long-term growth. The Fund has three objectives: (1) continuity of income; (2) conservation of principal; and (3) long-term growth of both income and principal. On behalf of these objectives, the Fund invests in bonds, preferred stocks, common stocks, and convertible bonds.

COMPOSITE GROWTH & INCOME FUND ("Growth & Income") is designed to provide growth through careful investing in a diversified pool of common stocks and other securities. The Fund's objective is long-term capital growth, with current income a secondary consideration.

COMPOSITE NORTHWEST FUND, INC. ("Northwest") is designed to provide long-term growth of capital by investing in common stocks selected from companies doing business or located in the Northwest (Alaska, Idaho, Montana, Oregon, and Washington).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' PROSPECTUS DATED FEBRUARY 28, 1997, WHICH CAN BE OBTAINED WITHOUT CHARGE BY CONTACTING THE FUNDS AT THE ABOVE ADDRESS.

                                TABLE OF CONTENTS
                                   Page                                Page
                                  -------                             -------
The Funds and Their Management      2-8  Investment Practices          17-20
Distribution Services              8-10  Investment Restrictions       20-21
How Shares Are Valued             10-11  Performance Information       21-22
How Shares Can Be Purchased       11-13  Brokerage Allocations &
Redemption of Shares                 13    Portfolio Transactions      22-24
Exchange Privilege                13-14  General Information           24-25
Services Provided by the Funds       15  Financial Statements and
Tax-Sheltered Retirement Plans    15-16    Reports                      25
Dividends, Capital Gain                  Appendix A                     26
   Distributions and Taxes        16-17  Appendix B                    27-29


THE FUNDS AND THEIR MANAGEMENT
THE INVESTMENT ADVISER

As discussed under "Who We Are" in the prospectus, the Funds are managed and investment decisions are made under the supervision of Composite Research & Management Co. (the "Adviser"). Decisions to buy, sell, or hold a particular security are made by an investment team of the Adviser, approved by an investment committee of the Adviser, subject to the control and final direction of each Fund's Board of Directors.

Composite Research & Management Co. is Adviser for the eight investment companies (currently 11 separate portfolios) in the "Composite Group," namely:
Composite Bond & Stock Fund, Inc.; Composite Equity Series, Inc.; Composite Income Fund, Inc.; Composite Tax-Exempt Bond Fund, Inc.; Composite Cash
Management Company; Composite U.S. Government Securities, Inc.; Composite Northwest Fund, Inc.; and Composite Deferred Series, Inc. The Adviser also provides investment advice to institutional clients.

INVESTMENT MANAGEMENT SERVICES

Management fees and services performed by the Adviser are discussed under "The Cost of Good Management" in the prospectus. The present management agreements (the "Agreements") between each Fund and the Adviser to furnish suitable office space, research, statistical and investment management services to each Fund were approved by shareholders. These Agreements continue in effect from year-to-year provided their continuation is specifically approved at least annually by each Fund's Board of Directors (including a majority of the directors who are not parties to the Agreements) by votes cast in person at a meeting called for the purpose of voting on such approval; or by vote of a majority of the outstanding shares of each Fund. The Agreements can be terminated by either party on sixty (60) days' notice, without penalty, and each provides for automatic termination upon its assignment.

Under the provisions of the Investment Company Act of 1940 and as used elsewhere in the prospectus and this statement of additional information, the phrase "vote of the majority of the outstanding shares of the Fund" means the vote at any meeting of shareholders of (a) 67% or more of the shares present at such meeting, if the shareholders of more than 50% of the outstanding shares are present or represented by proxy; or (b) more than 50% of the outstanding shares, whichever is less.

BOND & STOCK AND GROWTH & INCOME

In payment for its services, the Adviser receives a monthly fee equal to .625% per annum computed on the average daily net assets of each Fund; should average daily net assets exceed $250 million, the fee will decrease to .50% of such assets. Bond & Stock paid fees of $1,555,733, $1,230,409, and $1,224,676 for the fiscal years ended October 31, 1996, 1995, and 1994, respectively. Growth & Income paid fees of $1,065,507, $738,064, and $ 611,877, respectively, to the Adviser during the fiscal years ended October 31, 1996, 1995, and 1994.

NORTHWEST

In payment for its services, the Adviser receives a monthly fee equal to .625% per annum computed on the average daily net assets to $500 million. If average daily net assets exceed $500 million, the fee will be reduced to an annual rate of .50% on such assets, and to .375% on average daily net assets in excess of $1 billion. Fees paid to the Adviser, before expense reimbursements, during the fiscal years ended October 31, 1996, 1995, and 1994 amounted to $1,123,204, $973,877, and $1,014,963, respectively. The Adviser has agreed that should the expenses of the Fund (excluding taxes, interest, portfolio brokerage and the
 .75% Class B share distribution fee) exceed in any fiscal year 1.50% of the average net assets of the Fund up to $30 million and 1% of average net assets over $30 million it will reimburse the Fund for such excess.

The Agreements provide that the advisory fees paid to the Adviser by each Fund will be based solely on the individual assets of that Fund. Under the terms of the Agreements, each Fund is required to pay fees of directors not employed by the Adviser or its affiliates, custodial expenses; brokerage fees, taxes, auditing and legal expenses, costs of issue, transfer, registration or redemption of shares for sale, costs relating to disbursement of dividends, corporate meetings, corporate reports, and the maintenance of its corporate existence.

Investment decisions for each Fund are made independently of those for other funds in the Composite Group. However, the Adviser may determine that the same security is suitable for more than one of the funds. If more than one of the funds is simultaneously engaged in the purchase or sale of the same security, the transactions are allocated as to price and amount in accordance with a formula considered to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, it is believed that the ability to participate in volume transactions may provide better executions for each Fund. It is the opinion of each Fund's Board of Directors that these advantages, when combined with the personnel and facilities of the Adviser's organization, outweigh possible disadvantages which may exist from exposure to simultaneous transactions.

The Funds have adopted a code of ethics which is intended to prevent access persons from conducting personal securities transactions which interfere with Fund portfolio transactions or otherwise take unfair advantage of their relationship to the Funds. In general, the personal securities transactions of individuals with access to information regarding Fund portfolio transactions must be pre-cleared by the Adviser's Compliance Officer and must not occur when similar transactions are contemplated by a Fund.

GLASS-STEAGALL

The Glass-Steagall Act, among other things, generally prohibits member banks of the Federal Reserve System from engaging to any extent in the business of issuing, underwriting, selling or distributing securities and generally prohibits management interlocks and affiliations between member banks and companies engaged in certain activities. In a Statement of Policy dated September 1, 1982, the Federal Deposit Insurance Corporation concluded that the investment restrictions of the Glass-Steagall Act do not apply to banks or their affiliates if the banks are not members of the Federal Reserve System. Washington Mutual Bank is not a member bank. The Adviser has advised the Funds that, in its view, the Glass-Steagall Act does not prohibit the activities of the Adviser and that it may perform the services for the Funds contemplated by the Investment Management Agreements without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

DIRECTORS AND OFFICERS OF THE FUNDS

Each Fund's Board of Directors is elected by its shareholders. Interim vacancies may be filled by the current directors so long as at least two-thirds were previously elected by shareholders. The Boards have responsibility for the overall management of the Funds, including general supervision and review of their investment activities. The directors, in turn, elect the officers of the Funds who are responsible for administering the day-to-day operations. Directors and officers hold identical positions with each of the funds in the Composite Group. Directors and officers of the Funds and their business experience for the past five years are set forth below. Unless otherwise noted, the address of each officer is 601 W. Main Avenue, Suite 801, Spokane, Washington 99201-0613.

WAYNE L. ATTWOOD, MD
  Director
  2931 S. Howard
  Spokane, Washington  99203

Dr. Attwood is a retired doctor of internal medicine and gastroenterology in Spokane, Washington.

KRISTIANNE BLAKE
  Director
  705 W. 7th, Suite D
  Spokane, Washington 99204

Mrs. Blake is president of Kristianne Gates Blake, PS, an accounting services firm specializing in personal financial planning and tax planning.

*ANNE V. FARRELL
  Director
  425 Pike Street, Suite 510
  Seattle, Washington  98101

Mrs. Farrell is president and CEO of The Seattle Foundation ( a charitable foundation). In addition, she serves as a director of Washington Mutual, Inc.

* MICHAEL K. MURPHY
   Director
   PO Box 3366
   Spokane, Washington  99220-3366

Mr. Murphy is Chairman and CEO of CPM Development Corporation (a holding company which includes Central Pre-Mix Concrete Company). In addition, he serves as a director of Washington Mutual, Inc.

*WILLIAM G. PAPESH
  President and Director

Mr. Papesh is president and a director of the Adviser and Transfer Agent, and an executive vice president and a director of the Distributor.

DANIEL L. PAVELICH
  Director
  Two Prudential Plaza
  180 North Stetson Avenue, Suite 4300
  Chicago, Illinois  60601

Mr. Pavelich is Chairman and CEO of BDO Seidman, a leading national accounting and consulting firm.

JAY ROCKEY
  Director
  2121 - Fifth Avenue
  Seattle, Washington  98121

Mr. Rockey is Chairman and CEO of The Rockey Company (a regional public relations firm).


RICHARD C. YANCEY
  Director
  535 Madison Avenue
  New York, New York 10022

Mr. Yancey is senior advisor to Dillon, Read & Co., Inc. (a registered broker-dealer and investment banking firm), New York, New York.

*These directors are "interested persons" of the Funds as that term is defined in the Investment Company Act of 1940 because they are affiliated persons of the Funds, their Adviser, or Distributor.

GENE G. BRANSON
  Vice President
  Suite 780
  1201 Third Avenue
  Seattle, Washington  98101

Mr. Branson is a senior vice president and director of the Distributor and Transfer Agent and a vice president and director of the Adviser.

MONTE D. CALVIN, CPA
  Vice President and Treasurer

Mr. Calvin is executive vice president of the Transfer Agent and serves as chief financial officer of the Funds.

CASSIE L. FOWLER, CPA
  Assistant Secretary

Ms. Fowler is an employee of the Transfer Agent.

KERRY K. KILLINGER
  Executive Vice President
  Suite 1501
  1201 Third Avenue
  Seattle, Washington 98101

Mr. Killinger is president, chairman of the board, and chief executive officer of Washington Mutual, Inc. and a director of the Adviser, Distributor, and Transfer Agent.

JEFFREY L. LUNZER, CPA
  Assistant Treasurer

Mr. Lunzer is a vice president of the Transfer Agent.

CONNIE M. LYONS
  Assistant Secretary

Ms. Lyons is an employee of the Transfer Agent.

DOUGLAS D. SPRINGER
  Vice President
  Suite 780
  1201 Third Avenue
  Seattle, Washington  98101

Mr. Springer is president and a director of the Distributor and a director of the Adviser and the Transfer Agent.

JOHN T. WEST, CPA
  Secretary

Mr. West is a vice president of the Transfer Agent.

The Funds paid no remuneration to any of its officers, including Mr. Papesh and Mr. Sahlin, during the fiscal year ended October 31, 1996. The Funds and other Funds within the Composite Group paid directors' fees during the fiscal year ended October 31, 1996, in the amounts indicated below:


                          BOND &       GROWTH &                   TOTAL
DIRECTOR                  STOCK        INCOME      NORTHWEST     COMPLEX (1)
- --------                ---------     ---------    ---------    ------------
Wayne L. Attwood, MD     $1,208        $1,208       $1,208        $14,500

Kristianne Blake          1,167         1,167        1,167         12,200

Edwin J. McWilliams       1,208         1,208        1,208         14,500

Jay Rockey (2)            1,208         1,208        1,208         14,500

Richard C. Yancey         1,292         1,292        1,292         15,000

(1) Each director serves in the same capacity with each Fund within the Composite Group (eight companies) comprising 11 individual investment portfolios.

(2) Mr. Rockey is Chairman and CEO of the Rockey Company, a public relations firm which has received revenue from the Funds and Washington Mutual, Inc., parent company of the Adviser and Distributor, during the 1996 fiscal year.

As of January 31, 1997, officers, directors and their immediate families as a group owned of record and beneficially less than 1% of the outstanding shares of each Fund. The Retirement Savings and Investment Plan of Washington Mutual, Inc. owned of record 717,312 shares of Bond & Stock, 812,336 shares of Growth & Income, and 578,224 shares of Northwest for the benefit of plan participants. These shares amounted to 3%, 7% and 5%, respectively, of each Fund's outstanding shares. The Retirement Savings and Investment Plan retains voting rights to these shares.

Kristianne Blake, *Anne V. Farrell, *Michael K. Murphy, and Daniel L. Pavelich serve as members of the Boards' audit committee. The committee meets periodically with each Fund's independent accountants and officers to review accounting principles used by each Fund and the adequacy of the Fund's internal controls.

The investment committee performs interim functions for the Board of Directors of each Fund including dividend declaration and portfolio pricing matters. Members are *Anne V. Farrell, *Michael K. Murphy, and Richard C. Yancey.

The valuation committee is comprised of any two directors or officers of the Funds and one or more portfolio managers, as designated by the Funds' chairman, president or vice president/treasurer of the Funds. The committee is called upon to value any security held by the Funds whenever the security cannot otherwise be valued under the Fund's guidelines for valuation.

Responsibilities of the Boards' nominating committee include preparing for and recommending replacements for any vacancies in directors' positions, and initial review of policy issues regarding the size, composition, and compensation of the Boards. Members of the nominating committee are Wayne L. Attwood, MD, Daniel L. Pavelich, and Jay Rockey.

The Boards' distribution committee is responsible for reviewing distribution activities and 12b-1 expenditures to determine that there is a reasonable likelihood the 12b-1 plan will benefit each Fund and its shareholders. The committee meets at least annually and is responsible for making recommendations to the board regarding renewal or changes to the distribution plan. Committee members are Wayne L. Attwood, MD, Kristianne Blake, Jay Rockey, and Richard C. Yancey.

*These directors are considered "interested persons" of the Funds as that term is defined in the Investment Company Act of 1940, because they are either affiliated persons of the Funds, their Adviser, or Distributor.

DISTRIBUTION SERVICES

12B-1 PLAN

As discussed in the prospectus under "The Cost of Good Management," the directors of each Fund have approved a plan for both classes of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides that investment companies may pay distribution expenses, directly or indirectly, according to a plan adopted by each Fund's Board of Directors.

Under each Fund's Plan, the Fund may reimburse Murphey Favre, Inc. (the "Distributor") for Class A distribution expenses, including the cost of printing and distributing prospectuses (to other than current shareholders), statements of additional information and other promotional and sales literature, compensation to sales personnel for their services, and reimbursement to the Distributor for the direct and indirect cost of furnishing services of its personnel to assist in the entire distribution process but excluding general and administrative expenses.

The maximum annual reimbursement allowed by the Plans and authorized by directors for such Class A distribution expenses may not exceed .25% of the average daily net assets attributable to Class A shares. Funds in the Composite Group may benefit from expenditures made for distribution activities for another Composite fund. Bond & Stock, Growth & Income and Northwest reimbursed the Distributor in the amounts of $394,279, $265,579, and $360,642, respectively, for distribution expenses incurred on behalf of Class A shares during fiscal 1996. Of this amount, $242,082, $155,212, and $190,593 was paid on behalf of Bond & Stock, Growth & Income and Northwest to sales personnel of the Distributor and to selected dealers for their shareholder servicing activities; $7,285, $4,715, and $6,889, respectively, was paid for printing; and $105,652, $144,912, and $163,160, respectively, was paid for other advertising expenses.

During fiscal years 1995 and 1994, Bond & Stock reimbursed the Distributor $356,379 and $424,414, respectively; Growth & Income reimbursed the Distributor $203,566 and $210,854, respectively; and Northwest reimbursed the Distributor $279,851 and $348,103, respectively for distribution expenses related to Class A shares.

Under the Plans, each Fund compensates the Distributor with a distribution fee at an annual rate of .75% of the Fund's average daily net assets attributable to Class B shares and a service fee at an annual rate of .25% of such assets.
During fiscal years 1996 and 1995, and the period from March 30, 1994 (commencement of public offering) to October 31, 1994, Bond & Stock compensated the Distributor in the amounts of $148,688, $46,435, and $12,266, respectively; Growth & Income compensated the Distributor $151,222, $49,988, and $4,490, respectively; and Northwest compensated the Distributor $106,606, $49,126, and $8,536, respectively, for distribution expenses related to Class B shares.

The Distributor pays dealers an amount equal to an annual rate of .25% of total net assets of all accounts, of either class, serviced by their representatives.

Under the Plans, each Fund will report at least quarterly to its Board of Directors the amounts and purposes of all distribution expense payments. During the continuance of the Plan, as required by Rule 12b-1, the selection and nomination of the independent directors of each Fund will be at the discretion of the independent directors then in office.

Each Plan has been approved unanimously by the directors of each Fund including a majority of the independent directors who have no direct or indirect interest in the Plan, and by the Distributor. Each Plan will remain in effect for one year, may be terminated at any time by a vote of a majority of the independent directors or by a vote of a majority of the outstanding voting securities of the applicable Fund, and may be renewed from year to year thereafter, only if approved by a vote of independent directors. In approving the Plan and submitting it to shareholders, directors of each Fund determined, in the exercise of their business judgment and in light of their fiduciary duties as directors, that there is a reasonable likelihood that each Plan will benefit its respective Fund and its shareholders. All material amendments to each Plan must be approved by a vote of each Fund's Board of Directors including independent directors, and by shareholders. The Plans will be renewed only if directors make a similar determination for each subsequent year of the Plans.

DISTRIBUTOR

The Distributor purchases shares of each Fund's capital stock in a continuous offering to fill orders placed with it by investors and investment dealers. It purchases shares at net asset value and resells shares at the offering price in accordance with terms of the Distribution Contracts with each Fund. The offering price may include a sales charge as discussed in the Prospectus under "How to buy shares." Each Fund receives the entire net asset value of all of its shares sold. The Distributor or designated dealer retains their appropriate portion of the initial sales charge. The Distributor pays sales commissions to dealers from its own resources for Class B sales and retains contingent deferred sales charge payments. The Distributor acts in a similar capacity for all other funds in the Composite Group.

The Distributor may compensate its sales people or selected dealers for shares sold without a sales charge according to various Class A "Net Asset Value Purchase" provisions. The compensation is based on a percentage of the net asset value of the shares sold.

During the 1996, 1995, and 1994 fiscal years, the Distributor received $1,064,004, $471,479, and $1,143,940, respectively, for the sale of Bond & Stock Class A shares. The Distributor retained $1,047,926, $471,445, and $1,140,938, respectively, for the same time periods, with the balance paid to dealers for their sales of Bond & Stock Class A shares.

During the 1996, 1995, and 1994 fiscal years, the Distributor received $586,437, $384,766, and $214,750, respectively, for the sale of Growth & Income Class A shares. The Distributor retained $563,398, $384,647, and $214,340, respectively, for the same time periods, with the balance paid to dealers for their sales of Growth & Income Class A shares.

During the fiscal years 1996, 1995, and 1994, the Distributor received $517,022, $348,729, and $443,701, respectively, for the sale of Northwest Class A shares. The Distributor retained $465,694, $337,189, and $386,198, respectively, for the same time periods, with the balance paid to dealers for their sales of Northwest Class A shares.

The Distributor has not received any earnings or profits from the redemption of Class A shares. During the fiscal year ended October 31, 1996, the Distributor received contingent deferred sales charge payments of $28,776, $24,626, and $15,160 upon redemption of Class B shares of Bond & Stock, Growth & Income, and Northwest, respectively. No brokerage fees were paid by the Funds to the Distributor during the year, but the Distributor may act as a broker on portfolio purchases and sales should it become a member of a securities exchange.

The Funds bear the cost of registering their shares with federal and state securities commissions and printing prospectuses and statements of additional information used for its shareholders. The Distributor pays for information intended for potential shareholders but may be reimbursed by the Funds under the Distribution Plan for such expenses applicable to Class A shares.

TRANSFER AGENT

Murphey Favre Securities Services, Inc. (the "Transfer Agent") furnishes necessary personnel and other transfer agent services required by each Fund. The Shareholders Service Contract for each Fund was originally approved by shareholders.

During the 1996, 1995, and 1994 fiscal years, Bond & Stock paid $222,913, $194,112, and $187,827, respectively, for these services. During fiscal years 1996, 1995, and 1994, Growth & Income paid $193,784, $142,648, and $110,980, respectively. Northwest paid $320,799, $292,144, and $284,597, respectively, for these services.

At the date of this Statement of Additional Information, the monthly shareholder servicing fee was $1.35 per Class A account and $1.45 per Class B account in each Fund. All requests for transfer of shares should be directed to the Funds or to the Transfer Agent.

HOW SHARES ARE VALUED

Investment securities are stated on the basis of valuations provided by an independent pricing service, approved by each Fund's Board of Directors, which uses information with respect to valuations based upon transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities in determining value. Investment securities not currently quoted as described above will be priced at fair market value as determined in good faith in a manner prescribed by the Boards of Directors.

HOW SHARES CAN BE PURCHASED

Information concerning the purchase of shares is discussed under "How to Buy Shares" in the prospectus. Shares of each class of each Fund are sold in a continuous offering and may be purchased from the Distributor or a designated dealer at the public offering price, which is the net asset value per share next determined after receipt of a purchase order in Spokane, plus, in the case of Class A shares, an initial sales charge which is a percentage of the public offering price and varies as shown in the prospectus. The Distributor or designated dealer retains their appropriate portion of the initial sales charge.

Class B shares are sold without an initial sales charge but are subject to higher ongoing distribution expenses and may be subject to a contingent deferred sales charge if redeemed within four years of purchase. The current contingent deferred sales charge schedule is shown in the prospectus. Class B shares purchased prior to January 15, 1996, are subject to a contingent deferred sales charge of 3% if redeemed the first or second year after purchase, 2% in the third or fourth year, 1% in the fifth year, and 0% in year six. (See Appendix A for a specimen price-make-up sheet.)

The minimum initial investment for each Fund is $1,000 ($500 in IRA accounts), and additional investments should be at least $50 (unless the transaction is via a systematic investment program where the initial and additional monthly investments must be at least $50). Investments made by an agent or fiduciary (such as a bank trust department, investment adviser, broker, or employee benefit or retirement plan), pursuant to a periodic investment plan, may have the minimum purchase requirements on initial and subsequent investments waived.

Shareholders who have redeemed Class A shares initially subject to a sales charge may reinvest their redemption proceeds in Class A shares of any Composite Group fund at net asset value provided that reinvestment is effected within 120 days of the redemption. Contingent deferred sales charges assessed may be reimbursed as they relate to the reinvestment of redemption proceeds in Class B shares within 120 days. The shareholder is responsible for notifying the Transfer Agent of such reinvestments. If a loss is realized on the redemption of Fund shares, the reinvestment may be subject to the "wash sale" rule, resulting in a disallowance of such loss for federal income tax purposes.

Class A shares may be sold at net asset value and in any amount to current and retired directors, officers and employees of Washington Mutual, Inc., its affiliates (including the Adviser, the Distributor, and the Transfer Agent, and their children, step-children, grandchildren, step-grandchildren and parents), as well as to any trust, pension, profit-sharing or other benefit plan for such persons. The foregoing privilege is also extended to directors, officers and employees of other companies which enter into selling arrangements with the Distributor. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption by the Fund.

Each Fund may also issue Class A shares at net asset value in connection with the acquisition of assets, merger or consolidation with, another investment company, or to shareholders in connection with reinvestment of income dividends and capital gain distributions. Qualified employee benefit plans which have more than 10 participants or which have more than $25,000 invested in those Composite funds offered with an initial or contingent deferred sales charge are also entitled to buy Class A shares without a sales charge. Individual retirement accounts such as IRAs or SEP IRAs are not eligible for this privilege. In addition, shareholders of mutual funds (other than money market funds), may redeem those shares and use their sale proceeds to purchase Class A shares of a Composite fund at net asset value provided the proceeds are reinvested within 90 days of such sale and proof of the sale is provided.

The Distributor may enter into arrangements with brokers, dealers or registered investment advisers to sell Class A shares at net asset value for use in particular investment products made available to their clients. The other parties may charge their clients a fee for these products.

PURCHASE PLANS

CUMULATIVE DISCOUNTS: The initial sales charges on Class A shares are applicable to purchases made at one time by a "purchaser" who may be one of the following: an individual, and/or the individual's spouse, and/or children (including step-children) under age 21; a trustee or other fiduciary of a single trust estate or single fiduciary account; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Internal Revenue Code; a pension, profit-sharing or other employee benefit plan qualified or non-qualified under
Section 401 of the Internal Revenue Code; or any other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be identified as originating from a qualifying "purchaser." Upon such notification, the investor will receive the lowest applicable sales charge. Discounts may be modified or terminated at anytime.

Each Fund's Class A shares may also be purchased at the reduced sales charge based on shares currently owned by the investor (excluding Composite Cash Management Company Class A shares, unless exchanged from another fund). The sales charge reduction is determined by adding the value of all Composite Group Class A shares (at maximum offering price) and Class B shares (at net asset value) to the amount of the Fund's shares being purchased.

LETTER OF INTENT: This Letter provides for a price adjustment depending upon the actual amount purchased within a 13-month period. If total investments under the Letter exceed the intended amount and thereby qualify for a lower initial sales charge, a retroactive price adjustment is made and the difference is used to purchase additional shares. A shareholder may include the value of all of their Class A shares (at maximum offering price) and Class B shares (at net asset value) held in the Composite Group (excluding Composite Cash Management Company, unless exchanged from another fund) that were held on the effective date of the Letter of Intent as an "accumulation credit" toward completion of the Letter.

The Letter of Intent, which imposes no obligation to purchase or sell additional shares, provides that 5% of the amount of the intended purchase will be held in escrow (in the form of shares) pending completion of the Letter.

CERTIFICATES

Ordinarily certificates for shares purchased will not be issued unless requested by the investor. There is no charge for such issuance.

REDEMPTION OF SHARES

When the Fund or Transfer Agent receives: 1) a written request in proper form, for redemption of shares, and 2) the return of any issued certificates for shares being redeemed, a check for payment of shares will normally be sent the next business day, and no later than seven business days, except as indicated below. If the account is pre-authorized for telephone transfer, payment may be made to a designated bank account or broker, providing such accounts are identically registered. Telephone redemptions may also be directed to the shareholder's address of record. No wire fee will be charged for transfers to Washington Mutual Bank or Seafirst Bank. There is a $10.00 transmittal wire fee (which is subject to change) to wire to all other banks. This fee will be subtracted from the account balance prior to making the transfer. You should be aware that certain banks also charge a receiving wire fee which is beyond the control of the Transfer Agent.

If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority must be submitted before the request will be accepted.

Shares tendered for redemption will be redeemed at the net asset value next determined less any applicable contingent deferred sales charge as described in the prospectus under "How to Buy Shares." The amount received may be more or less than the cost of the shares, depending on fluctuations in the market value of securities owned by the Fund. If the shares have been purchased recently, this redemption payment may be delayed until the Fund verifies that the instrument used in the purchase (e.g., a check) has been collected and may take up to 14 days.

As discussed in the prospectus, the Class B contingent deferred sales charge may be waived under certain circumstances. In addition to the specific cases outlined in the prospectus, the charge may be waived for any total or partial redemption in connection with a lump-sum or other distribution from an
Individual Retirement Account ("IRA"), a custodial account maintained pursuant to Internal Revenue Code of 1986, as amended ("IRC") section 403 (b) (7), or a qualified pension or profit sharing plan ("Retirement Plans") following retirement or, in the case of an IRA or Keogh Plan or custodial account pursuant to IRC section 403 (b) (7), after attaining age 59 1/2. The charge also may be waived on any redemption which results from a tax-free return of an excess contribution pursuant to section 408 (d) (4) or (5) of the IRC, the return of excess deferral amounts pursuant to IRC section 401 (k) (8) or 402 (g) (2), or from the death or disability of the employee. In summary, the CDSC may be waived on redemptions of shares which constitute Retirement Plan distributions which are permitted to be made without penalty pursuant to the IRC, other than tax-free rollovers or transfers of assets.

EXCHANGE PRIVILEGE

Shareholders may exchange shares of each Fund for the same class of shares in any other fund in the Composite Group. A brief discussion of such privileges is in the prospectus under "Exchanges for other Composite funds." Exchanges will be made at the respective net asset values in effect on the date of such exchange. Shares previously subject to a sales charge may be exchanged without incurring any additional initial or contingent deferred sales charge. Any gains or losses realized on an exchange should be recognized for federal income tax purposes, as required. This privilege is not an option or right to purchase securities but is a revocable privilege permitted under the present policies of each of the Funds. This privilege is not available in any state or other jurisdiction where the shares of the Fund into which the transfer is to be made are not available for sale, or when the value of the shares presented for exchange is less than the minimum dollar purchase required by the appropriate prospectus. Each Fund reserves the right to terminate or end the privilege of any shareholder who attempts to use the privilege to take advantage of short-term swings in the market.

An investor may exchange some or all of his shares in a Fund for the same class of any other fund in the Composite Group of Funds, except Composite Deferred Series, Inc. These currently include:

COMPOSITE GROUP OF FUNDS

I.        Composite Bond & Stock Fund: primary objective is continuity of income
          and   conservation  of  capital  with  long-term  growth  a  secondary objective.

II. Composite Growth & Income Fund: primary objective is long-term growth of principal with current income a secondary objective.

III. Composite Northwest Fund: designed to provide long-term growth of capital by investing in a broadly diversified portfolio of common stocks selected from companies located or doing business in the Northwest.

IV. Composite Income Fund: primary objective is current income with preservation of principal a secondary consideration.

V. Composite U.S. Government Securities: primary objective is to provide a high level of current income, consistent with safety and liquidity, by investing in U.S. government- backed securities.

VI. Composite Tax-Exempt Bond Fund: primary objective is a high level of current income exempt from federal income taxes as is consistent with prudent investment risk and protection of capital. (Not allowed in IRAs)

VII. Composite Cash Management Company, Money Market Portfolio: invests in high grades of money market instruments for maximum current income, while preserving capital and allowing liquidity.

VIII. Composite Cash Management Company, Tax-Exempt Portfolio: invests in high quality, short-term municipal obligations for maximum current income exempt from federal income tax while preserving capital and allowing liquidity. (Not allowed in IRAs)

SERVICES PROVIDED BY THE FUNDS

SYSTEMATIC WITHDRAWAL PLAN

As described in the prospectus, each Fund offers a Systematic Withdrawal Plan. All dividends and distributions on shares owned by shareholders participating in this plan are reinvested in additional shares. Since withdrawal payments represent the proceeds from sales of shares, any gain or loss on such redemptions must be reported for tax purposes. In each case, shares will be redeemed at the close of business on or about the 25th day of each month preceding payment, and payments will be distributed within three business days thereafter.

The Systematic Withdrawal Plan may involve the use of principal and is not a guaranteed annuity. Payments under such a plan do not represent income or a return on investment but instead are made from the redemption of Fund shares. Naturally, withdrawals that continually exceed reinvested dividend income and capital gains will eventually exhaust the account.

Class B shareholders who establish a Systematic Withdrawal Plan may make annual redemptions up to 12% of the value of the account, measured at the time the plan is established, without paying a contingent deferred sales charge.

A Systematic Withdrawal Plan may be terminated at any time by directing a written request to the applicable Fund or the Transfer Agent. Upon termination, all future dividends and capital gain distributions will continue to be reinvested in additional shares unless a shareholder requests otherwise.

TAX-SHELTERED RETIREMENT PLANS

As described in the prospectus, shares of Bond & Stock, Growth & Income, and Northwest may be purchased as an investment medium for various tax-sheltered retirement plans. The amounts of contributions to such plans are generally limited by the Internal Revenue Code. Each of these plans involves a long-term commitment of assets, and participants may be subject to possible regulatory penalties for excess contributions, premature distributions, excess distributions, or for insufficient distributions after age 70 1/2.

QUALIFIED RETIREMENT PLANS

Self-employed individuals (as sole proprietors or partnerships) or corporations may wish to purchase Fund shares in a retirement plan. Investors may obtain information regarding these plans by contacting an investment representative or the Funds' offices.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

IRA contributions are invested when received. However, individuals establishing a new IRA plan may rescind their plan within seven days. In the event of such termination, their entire purchase price will be refunded by the Distributor provided they notify the Distributor of their desire to rescind the purchase. Termination during the seven-day period through regular redemption rather than through rescission will result in adverse tax consequences. Internal Revenue Service regulations prohibit revocation of rollover contributions. Any losses derived through rescission will be absorbed by the Distributor.

Persons  who  request  information  regarding  IRA plans will be  provided  with
application  forms  and  information   regarding   eligibility  and  permissible
contributions.

IRA CUSTODY AGREEMENT AND SERVICE CHARGES

The IRA plan provides that the Distributor will furnish custodial services either as agent for Washington Mutual Bank or as the named custodian. There are set annual fees for IRA plans per participant unless made under an employer-sponsored plan, in which case the custodial fee is negotiable. If custodial fees are not paid annually by separate check, shares will automatically be liquidated to cover such fees.

Unless participants elect otherwise, any capital gain distributions and income dividends are reinvested on the ex-dividend date in full and fractional shares of the applicable Fund at net asset value.

IRA BONUSES

"IRA Bonuses" may periodically be credited to IRA accounts for contributions, transfers and/or rollovers. Payments will be made at a uniform rate determined by the Distributor or its affiliates and will be based on the value of the rollovers and/or transfers. IRA Bonuses are not paid by the applicable Fund.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

Each Fund intends to continue to conduct its business and maintain the necessary diversification of assets and source of income requirements to qualify as a diversified management investment company under the Internal Revenue Code (the "Code"). Each Fund so qualified during the 1996 fiscal year. As a result, under Subchapter M of the Code, each Fund is accorded conduit or "pass through" treatment for federal income tax purposes during each year in which it distributes to its shareholders 90% or more of its gross income from dividends, interest and gains from the sale or other disposition of securities, and in which it derives less than 30% of its gross income from gains (without deduction for losses) from the sale or other disposition of securities held for less than three months. In addition, if each Fund distributes 98% of its ordinary income and capital gain net income for each calendar year, it will not be subject to excise tax on undistributed income. Each Fund intends to distribute such amounts as necessary to avoid federal income and excise taxes.

A portion of dividends paid by Bond & Stock, Growth & Income, or Northwest from net investment income will generally qualify for the 70% dividends received deduction for corporate shareholders. The qualifying portion is based on the aggregate amount of that income derived by the Fund from the dividends of domestic corporations. Dividends in excess of the foregoing are treated as non-qualifying income. As such, they are taxed as ordinary income, as are any net realized short-term capital gains.

Shareholders will usually pay federal income taxes on distributions designated as net realized long-term capital gains, whether or not received in cash or shares of the Fund, and regardless of how long the shares have been owned by the shareholders. Because long-term capital gain distributions reduce the value of the shares, losses may occur upon subsequent sale. Special holding period requirements may make the losses long-term rather than short-term under the Internal Revenue Code.

Advice as to the tax status of each year's dividends and distributions will be mailed annually to each shareholder. Shareholders are urged to consult their own tax advisors regarding specific questions about federal, state and local taxes. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

Income dividends and capital gain distributions recorded and made shortly after a purchase of shares by an investor will have the effect of reducing the net asset value per share by the per share amount of the distribution. They are, nevertheless, subject to income taxes despite the fact that this is, in effect, a return of capital.

INVESTMENT PRACTICES

BOND & STOCK AND GROWTH & INCOME


Investments may include mortgage-backed securities including those representing an undivided ownership interest in a pool of mortgages, e.g., GNMA, FNMA and FHLMC certificates. The mortgages backing these securities include conventional fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. The guarantees, however, do not extend to the securities' yield or value, which are likely to vary inversely with fluctuation in interest rates, nor do the guarantees extend to the yield or value of the Funds' shares. These certificates are, in most cases, "pass-through" instruments through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. For example, securities backed by mortgages with thirty-year maturities are customarily treated as prepaying fully in the twelfth year, and securities backed by mortgages with fifteen-year maturities are customarily treated as prepaying fully in the seventh year. While the timing of prepayments of graduated-payment mortgages differs somewhat from that of conventional mortgages, the prepayment experience of graduated-payment mortgages is basically the same as that of the conventional mortgages of the same maturity dates over the life of the pool. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Funds reinvest the prepaid amounts in securities whose yields reflect interest rates prevailing at the time. Therefore, each Fund's ability to maintain high-yielding, mortgage-backed securities in its portfolio will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

Each Fund may also purchase or sell securities on a when-issued or delayed-delivery basis (known generally as forward commitments). Delayed-delivery or when-issued transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. However, the yield on a comparable security available when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed-delivery transaction was
entered  into.  When  the  Fund  engages  in   delayed-delivery  or  when-issued
transactions, it relies on the seller or buyer, as the case may be, to consummate the transaction. Failure to consummate the transaction may result in a missed opportunity by the Fund to obtain a price or yield considered to be advantageous. When-issued and delayed delivery transactions may be expected to settle within three months from the date the transactions are entered into. No payment or delivery, however, is made by the Fund until it receives delivery or payment from the other party to the transaction.

Neither fund currently intends to invest more than 35% of its assets in debt securities rated lower than investment grade.

BOND & STOCK

The investment objective and policies of the Fund are described in the prospectus. The Fund endeavors to function as a conservative, well-rounded, investment account with the long-range objectives of: (1) continuity of income;
(2) conservation of principal; and (3) long-term growth of principal and income. Investments in bonds and preferred stocks are made with the objectives of continuity of income and conservation of principal. Investments in common stocks and convertible bonds are made with the objective of long-term growth of principal and income. The proportion of each will vary because management will make such changes from time to time as it believes necessary to meet the objectives of the Fund and the best interests of the shareholders. At least 25% of its assets will be invested in fixed income senior securities. Investments are diversified among industries as well as among individual companies. Depending on market conditions, the Fund may also invest in mortgage-backed securities including those on a forward commitment basis, and repurchase agreements, as well as write covered call options.

The average ratings of all debt securities held by the Fund, expressed as a percentage of total assets, during the fiscal year ended October 31, 1996 is presented below:
                                                          Percentage of Average
                       S&P Rating                              Total Assets
                   --------------------                   ---------------------
                   AAA (or US Treasury)                            58%
                   AA                                               2
                   A                                                5
                   BBB                                             18
                   BB                                               7
                   B                                                6
                   Not Rated                                        4

GROWTH & INCOME

The investment objective and policies of the Fund are described in the prospectus. The Fund aims to achieve long-term growth of principal with current income a secondary consideration. It pursues its objective by placing emphasis on the selection and ownership of common stocks (although the Fund may also invest in bonds, preferred stocks, U.S. Treasury bills, certificates of deposit, mortgage-backed securities including those on a forward commitment basis, and repurchase agreements, as well as write covered call options). There may be times when it appears prudent to reduce the proportion of common stocks held. During such periods, the investment in the above-noted alternative instruments may exceed that of common stocks.

NORTHWEST

The Fund's investment objective is to provide long-term growth of capital by investing in common stocks of companies doing business or located in the Northwest region (Alaska, Idaho, Montana, Oregon, and Washington). Portfolio investments are adjusted in accordance with management's evaluation of changing market risks and economic conditions. Such changes are made as management believes necessary to meet the objectives of the Fund and the best interest of shareholders.

ALL FUNDS

In pursuit of the Funds' investment objectives, they may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period, subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than 102% of their repurchase price, including accrued interest earned on the underlying securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. The Adviser, acting under the supervision of the Boards of Directors, reviews the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate these risks, and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the collateral is maintained at the required level. To limit risk, repurchase agreements maturing in more than seven (7) days will not exceed 10% of the total assets of the Fund.

The Funds may lend their securities to brokers, dealers, domestic and foreign banks, or other financial institutions to increase their net investment income. These loans must be secured continuously in one of these ways: (1) by cash, (2) by equivalent collateral, or (3) by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be risks of delay in recovery of the securities or even loss of rights in the collateral if the borrower of the securities fails financially.

A Fund will not enter into securities loan transactions exceeding, in aggregate, 33% of the market value of the Fund's total assets. They would consider such transactions only with National Association of Securities Dealers' registered broker or member banks of the Federal Reserve.

A Fund will enter into securities lending and repurchase transactions only with parties who meet creditworthiness standards approved by its Board of Directors and monitored by the Adviser. In the event of a default or bankruptcy by a seller or borrower, the Fund will promptly liquidate collateral. However, the exercise of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sales of collateral on a default of the seller or borrower were less than the seller's or borrower's obligation, the Fund could suffer a loss.

INVESTMENT RESTRICTIONS

While many decisions of the Adviser depend on flexibility, there are several principles so fundamental to each Fund's philosophy that neither they, nor the investment objective, may be changed without a vote of a majority of the outstanding shares of that Fund.

    Each Fund may NOT:

* invest more than 5%* of its total assets in securities of any single issuer other than U.S. government securities, except that up to 25% of a Fund's assets may be invested without regard to this 5% limitation;

* acquire more than 10%* of the voting securities of any one company;

* invest in any company for the purpose of management or exercising control;

* invest in real estate (except publicly traded real estate investment trusts);

* invest in commodities;

* invest in oil, gas or other mineral leases;

* invest in other investment companies (except as part of a merger);

* invest more than 20%* of its total assets in forward commitments or repurchase agreements;

* invest more than 25%* of its total assets in any single industry;

* act as underwriter of securities issued by others;

* borrow money for investment purposes (it may borrow up to 5% of its total net assets for emergency, non-investment purposes);

* lend money (except for the execution of repurchase agreements);

* issue senior securities;

* buy or sell options, with the exception of covered call options which must be limited to 20% of total assets;

* buy or sell futures-related securities;

* invest in securities restricted under federal securities laws;

* invest more than 15%* of its net assets in illiquid securities;

* buy securities on margin, mortgage or pledge its securities, or engage in "short" sales;

* invest more than 5%* of its net assets in warrants including not more than 2% of such net assets in warrants that are not listed on either New York Stock Exchange or American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction;

* invest more than 25%* of its total assets in foreign securities and then only in U.S dollar-denominated foreign securities.

 *   Percentage at the time the investment is made.

PERFORMANCE INFORMATION

Total returns quoted in advertising include the effect of applicable sales charges, reinvesting dividends and capital gain distributions (at net asset value), and any change in net asset value per share over the period. Total returns will be quoted for each class of shares in any advertisement presenting the total return of either class. The following total returns reflect the maximum 4.5% initial sales charge for Class A shares and the contingent deferred sales charge appropriate to the period for Class B shares.

Average annual total returns are calculated by determining the change in value of a hypothetical investment over a stated period of time and then calculating the annual compounded rate of return that would have produced the same result had the rate of growth or decline in value been constant over the entire period.

Cumulative total return is the simple change in value of a hypothetical investment over a stated period of time. The cumulative total return may be quoted as a percentage or a dollar amount and may be presented numerically or in a table, graph, or similar illustration.

                                             PERIODS ENDED OCTOBER 31, 1996
                                         1 YEAR         5 YEARS        10 YEARS
                                        ----------     ----------     ----------
AVERAGE ANNUAL TOTAL RETURN
- ----------------------------
Bond & Stock, Class A                     10.45%         10.98%          9.50%
Bond & Stock, Class B                     11.73%         13.93%**
Growth & Income, Class A                  18.05%         13.59%         10.82%
Growth & Income, Class B                  19.55%         18.13%**
Northwest, Class A                         9.39%          8.62%         13.20%*
Northwest, Class B                        10.54%         12.06%**

CUMULATIVE TOTAL RETURN
- ----------------------------
Bond & Stock, Class A                     10.45%         68.38%        147.75%
Bond & Stock, Class B                     11.73%         40.21%**
Growth & Income, Class A                  18.05%         89.11%        179.25%
Growth & Income, Class B                  19.55%         54.02%**
Northwest, Class A                         9.39%         51.18%        242.02%*
Northwest, Class B                        10.54%         34.34%**


*   Since 11/86 (life of Fund)
** Class B shares' total returns from the commencement of public offering on March 30, 1994.

The total returns are calculated as follows:

Average annual total return:  ERV = P(1+A)n
 Cumulative total return (as a percentage):  T = (ERV-P)/P

Where:

         P = a hypothetical initial investment of $1,000 A = average annual total return T = total return n = number of years
         ERV = ending redeemable value of a $1,000 hypothetical investment

COMPARATIVE PERFORMANCE DATA

Fund literature may occasionally refer to information about the Fund which is published by mutual funds rating services. Comparisons of fund performance may be made to various market, economic or other indices. Industry publications may also be referred to from time to time.

BROKERAGE ALLOCATIONS AND PORTFOLIO TRANSACTIONS

Under terms of the Investment Management Agreements, Composite Research & Management Co. acts as agent for each Fund in entering orders with broker-dealers to execute portfolio transactions and in negotiating commission rates where applicable. Decisions as to eligible broker-dealers are approved by the president of the Funds.

In executing portfolio transactions and selecting broker-dealers, the Adviser uses its best efforts to seek, on behalf of each Fund, the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser may consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the size of the transaction, the timing of the transaction, the reputation, financial condition, experience and execution capability of a broker-dealer, and the amount of the commission and the value of any brokerage and research services, (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided by a broker-dealer.

The Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser to the Funds and/or other accounts over which the Adviser exercises investment discretion. The Adviser may commit to pay commission dollars to brokers or financial institutions for specific research materials or products that it considers useful in advising the Funds and/or its other clients. Research services furnished to the Adviser include, for example, written and electronic reports analyzing economic and financial characteristics, telephone conversations between brokerage securities analysts and members of the Adviser's staff, and personal visits by such analysts, brokerage strategists and economists to the Adviser's office.

Some of these services are of value to the Adviser in advising clients, although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid to the Adviser is not reduced because it receives those services, even though it might otherwise be required to purchase these services for cash.

The staff of the Securities and Exchange Commission has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the Adviser believes that the facilities, expert personnel and technological systems of a broker often enable the Funds to secure a net price by dealing with a broker that is as good as or better than the price the Funds could have received from a principal market maker, even after payment of the compensation to the broker. The Adviser places its over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.


Total Brokerage Commissions Paid by each Fund:

                      Bond & Stock          Growth & Income           Northwest
                     --------------         ---------------           ---------

   1996                $199,663                $292,486                $123,164

   1995                $137,742                $163,180                 $37,280

   1994                $176,662                $115,573                 $76,990

None of the brokers with whom the Funds deal have any interest in the Adviser or the Distributor. The Distributor did not execute any portfolio orders for the Funds during the fiscal year, nor did the Distributor or the Adviser receive any direct or indirect compensation as a result of portfolio transactions of the Funds. Shares may be sold by brokers who execute portfolio transactions for the Fund; however, no brokerage fees will be allocated for such sales.

The Funds do not trade in securities for short-term profits but, if the circumstances warrant, securities may be sold without regard to the length of time held. Therefore, the Funds cannot accurately predict their portfolio turnover rate. The turnover rates for the fiscal years 1996 and 1995 were 46% and 32%, respectively, for Bond & Stock; 52% and 39%, respectively, for Growth & Income; and 42% and 9%, respectively, for Northwest.

GENERAL INFORMATION

ORGANIZATION AND AUTHORIZED CAPITAL

Composite Bond & Stock Fund, Inc. was incorporated under the laws of the state of Washington on June 22, 1939, under a certificate of incorporation granting perpetual existence. The Fund has an authorized capitalization of 300 million shares of capital stock, $0.0005 par value.

Composite Equity Series, Inc. (formerly Composite Growth Fund, Inc.) was incorporated under the laws of the state of Washington on August 10, 1949, under a certificate of incorporation granting perpetual existence with an authorized capitalization of 40 million shares of capital stock, $0.0001 par value.

Composite Northwest Fund, Inc. (formerly Composite Northwest 50 Fund, Inc.) was incorporated under the laws of the state of Washington on May 27, 1986, as the Composite Select Fund, Inc., under a certificate of incorporation granting perpetual existence. The Fund has an authorized capitalization of 10 billion shares of capital stock, $.00001 par value.

Each Fund offers two classes of shares. Each class of shares represents interests in the assets of the Fund. The shares do not have preemptive rights, and none of the shares have any preference as to conversion, exchange, dividends, retirement, liquidation, redemption or any other feature. Class B shares convert to Class A shares six years after purchase, exchanges are restricted to shares of the same class, and each class bears different expenses related to their distribution. Shares have equal voting rights except that each class has exclusive voting rights with respect to provisions of each Fund's Distribution Plan that pertains to a particular class.

VOTING PRIVILEGES

The Funds are not required to hold annual meetings. When meetings are called to elect directors, a shareholder may exercise cumulative voting privileges in the election of directors under Washington state law. Using this privilege, shareholders are entitled to one vote per share for each director candidate. The total number of votes for directors to which a shareholder is entitled may be accumulated and cast for each candidate in such proportion that the shareholder may designate.

CUSTODIAN

The securities and cash owned by each Fund are held in safekeeping by Investors Fiduciary Trust Company (IFTC), 127 West 10th, Kansas City, MO 64105. IFTC is a wholly owned subsidiary of State Street Bank. The custodian's responsibilities include collecting dividends, interest and principal payments on each Fund's investments.

INDEPENDENT PUBLIC ACCOUNTANTS

The firm of LeMaster & Daniels PLLC, Certified Public Accountants, has been selected as the independent public accountants of each Fund. LeMaster & Daniels performs audit services for each Fund including the examination of the financial statements included in annual reports to shareholders, which are incorporated by reference into this Statement of Additional Information.

REGISTRATION STATEMENT

This Statement of Additional Information and the prospectus do not contain all of the information set forth in the registration statements each Fund has filed with the Securities and Exchange Commission. Complete registration statements may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

FINANCIAL STATEMENTS AND REPORTS

Semiannual and annual reports are issued to shareholders. The annual reports include audited financial statements. The Funds' annual report to shareholders dated October 31, 1996, which is incorporated by reference into this Statement of Additional Information, may be obtained without charge by contacting the Funds' offices.

                                   APPENDIX A



                          SPECIMEN PRICE MAKE-UP SHEET

                        COMPOSITE BOND & STOCK FUND, INC.
              COMPOSITE EQUITY SERIES, INC. (GROWTH & INCOME FUND)
                         COMPOSITE NORTHWEST FUND, INC.
                                October 31, 1996

                                              GROWTH &
                           BOND & STOCK       INCOME          NORTHWEST
                          --------------    -------------   -------------
Assets                     $279,311,840     $203,202,475    $193,179,356

Liabilities                   1,654,274        2,020,579       1,819,938
                          --------------    -------------   -------------
Net Assets                 $277,657,566     $201,181,896    $191,359,418
                          ==============    =============   =============
CLASS A SHARES

Net Assets                 $255,414,120     $178,330,523    $176,706,441

Shares Outstanding           17,361,806       10,334,058       8,972,376
                          --------------    -------------   -------------
Net Asset Value Per Share        $14.71           $17.26          $19.69
                          ==============    =============   =============
Maximum Offering Price
(Net Asset Value
Per Share ./. 955/1000)          $15.40           $18.07          $20.62
                          ==============    =============   =============
CLASS B SHARES

Net Assets                 $ 22,243,446     $ 22,851,373    $ 14,652,997

Shares Outstanding            1,514,671        1,331,165         753,528
                          --------------    -------------   -------------
Net Asset Value and
  Offering Price Per Share       $14.69           $17.17          $19.45
                          ==============    =============   =============

                                   APPENDIX B

                         DESCRIPTION OF SECURITY RATINGS


MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Corporate and Municipal Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack out- standing investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

STANDARD & POOR'S CORPORATION (S & P)
    Corporate and Municipal Ratings

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only to a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC, and C is regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition of debt service payments are jeopardized.

COMMERCIAL PAPER

A1 and Prime 1 commercial paper ratings issued by Moody's Investors Services, Inc. (Moody's) and Standard & Poor's Corporation (S&P) are the highest ratings these corporations issue.

Among factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which maybe inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparation to meet such obligations.

Commercial paper rated A1 by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A1, A2 or A3.

ABSENCE OF RATING:

Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to quality of the issue. Should no rating be assigned, the reason may be one of the following:

 1. An application for rating was not received or accepted.

 2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

 3. There is a lack of essential data pertaining to the issue or issuer.

 4. The issue was privately placed, in which case the rating is not published.

                                     PART C

                               OTHER INFORMATION

Item 24.                 FINANCIAL STATEMENTS AND EXHIBITS.

     (a) Financial Statements. The annual report to shareholders dated October 31, 1997, was filed with the Securities and Exchange Commission on December 29, 1997. The annual report is incorporated by reference in both Parts B and C.

                                             Filing               Date
     (b)    Exhibits                    Incorporated With         Filed
     ----------------                   -----------------         -----
     (1)   Articles of Incorporation      Form N-SAR             2-25-97
               (as amended)
     (2)   Bylaws                         Form N-1A              2-25-97
     (3)   Voting Trust Agreement                                 INAP
     (4)   Specimen Capital Stock
               Certificate                Form N-1A              2-25-97
     (5)   Investment Advisory Contract   Form N-1A              2-25-97
     (6a)  Distribution Contract          Form N-1A              2-25-97
     (6b)  Specimen Selling Agreement     Form N-1A              2-25-97
     (7)   Bonus, profit sharing, pension
               or other similar contracts
               for benefit of directors or
               officers of the Registrant                         INAP
     (8)   Custodial Agreement             Form N-1A             2-25-97
     (9)   Shareholders Service Contract   Form N-1A             2-25-97
    (10)   Opinion & Consent of Counsel    Form N-1A             2-25-97
    (11)   Accountants' Consent            Form N-1A             2-25-97
    (12)   All financial statements
                omitted from Item 23.
                Annual Report              Form N-1A             2-25-97
    (13)   Agreements or understandings
                made in consideration
                for providing initial
                capital.                   Form N-8B-1           8-13-41
    (14)   Retirement Plan and Forms       Form N-8B-1           1-22-85
    (15)   12b-1 Plan                      Form N-1A             2-28-95
                                           See (6a) above


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

The Registrant is operated under the supervision of Composite Research & Management Co. Composite Research is affiliated with Compsite Funds Distributor, Inc. and Murphey Favre Securities Services, Inc. through common ownership and management. Composite Funds Distributor serves as principal underwriter and dis-tributor for the Registrant. Murphey Favre Securities Services serves as trans-fer agent for the Registrant. Composite Research, Composite Funds Distributor, and Murphey Favre Securities Services serve in their same capacities for the seven other investment companies within the Composite Group of Funds, namely:
Composite Income Fund, Inc.; Composite Tax-Exempt Bond Fund, Inc.; Composite Cash Management Company; Composite Northwest Fund, Inc.; Composite U.S. Govern-ment Securities, Inc.; Composite Equity Series, Inc.; and Composite Deferred Series, Inc. Composite Research & Management Co., Composite Funds Distributor, and Murphey Favre Securities Services are all wholly-owned subsidiaries of Wash-ington Mutual, Inc. All companies named are incorporated in the state of Washington.

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

As of January 26, 1998, there were 12,296 Class A shareholders and 3,056 Class B shareholders.

Item 27.  INDEMNIFICATION.

Registrant shall have the power to indemnify any director, officer or former director or officer of the Corporation, or any person who may have served at the Corporation's request as a director or officer of another corporation, against expenses actually and reasonably incurred by such person in connection with the defense of any action, suit or proceeding, civil or criminal, in which he becomes a party by reason of being or having been such director or officer, to the full extent permitted by the laws of the state of Washington, as such laws at any time may be in force and effect, provided however, that this indemnification provision shall not protect, or purport to protect, any director or officer of the corporation against any liability to the corporation or to the shareholders to which he otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of this office.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Registrant's Investment Adviser is Composite Research & Management Co., a wholly-owned subsidiary of Washington Mutual, Inc., which is a Washington corporation, organized in 1889. The Adviser serves in that capacity for seven
(7) other investment companies within the Composite Group of Funds identified in
Item 25.

Business and other connections of the Investment Adviser were most recently filed on Form ADV, Securities and Exchange Commission File No. 801-4855, which was mailed on July 30, 1997, and is incorporated herein by reference.

Item 29.  PRINCIPAL UNDERWRITERS.

The principal underwriter for the Registrant is Murphey Favre, Inc. which also serves in the same capacity for seven (7) other investment companies identified in Item 25.

Business and other connections of the underwriter were most recently filed on Form BD, CRD 599, with the National Association of Securities Dealers on February 7, 1997 and are incorporated herein by reference.
-----------------most recent?

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrant at 601 West Main Avenue, Suite 801, Spokane, Washington 99201. The Registrant's custodian activities are performed at Investors Fiduciary Trust Company (IFTC), 127 West 10th, Kansas City, MO 64105.

Item 31.  MANAGEMENT SERVICES.

Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus.

Item 32C.  UNDERTAKINGS.

The management discussion of fund performance required by Item 5A is contained in the 10/31/97 annual report to shareholders which will be provided to each person to whom a prospectus is delivered, upon request and without charge.

                                   SIGNATURES
                                   FORM N-1A

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Spokane, and State of Washington on the 26 day of January, 1998.

                                        COMPOSITE BOND & STOCK FUND, INC.
                                        --------------------------------
                                   Registrant
[SEAL]
                            By:/s/ William G. Papesh
                                             ------------------------
ATTEST:                                         William G. Papesh
/s/ John T. West                                     President
- -----------------------------
John T. West, CPA                            /s/ Monte D. Calvin
Secretary                                    ------------------------
                                               Monte D. Calvin, CPA
                                           Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the date indicated:


- -------------------------------------------
David Anderson, Director

/s/ Wayne L. Attwood       January 26, 1998
- -------------------------------------------
Wayne L. Attwood, Director     (Date)


- -------------------------------------------
Arthur Bernstein, Director

/s/ Kristianne Blake       January 26, 1998
- -------------------------------------------
Kristianne Blake, Director     (Date)


- -------------------------------------------
Edmond Davis, Director


- -------------------------------------------
John English, Director

/s/ Anne V. Farrell        January 26, 1998
- -------------------------------------------
Anne V. Farrell, Director      (Date)

/s/ Michael K. Murphy      January 26, 1998
- -------------------------------------------
Michael K. Murphy, Director    (Date)


- -------------------------------------------
Alfred Osborne, Director

/s/ William G. Papesh      January 26, 1998
- -------------------------------------------
William G. Papesh, Director    (Date)

/s/ Daniel L. Pavelich     January 26, 1998
- -------------------------------------------
Daniel L. Pavelich, Director

/s/ Jay Rockey             January 26, 1998
- -------------------------------------------
Jay Rockey, Director           (Date)

/s/ Richard C. Yancey      January 26, 1998
- -------------------------------------------
Richard C. Yancey, Director    (Date)

- ------------------------------------------------------------------------------
                                 EXHIBIT INDEX
- ------------------------------------------------------------------------------
EX-99.B11                ACCOUNTANT'S CONSENT
EX-27.CLASS A            FINANCIAL DATA SCHEDULE - CLASS A
EX-27.CLASS B            FINANCIAL DATA SCHEDULE - CLASS B
- ------------------------------------------------------------------------------